CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
10,603	ACTIVISION BLIZZARD, INC.	$471,997	992,759
130,692	ALPHABET, INC., CLASS A(b)	5,031,789	17,102,355
84,721	ALPHABET, INC., CLASS C(b)	3,743,298	11,170,464
39,517	AT&T, INC.	467,394	593,545
1,429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	491,189	628,503
67,600	COMCAST CORP., CLASS A	1,026,668	2,997,384
8,300	ELECTRONIC ARTS, INC.	116,945	999,320
3,300	FOX CORP., CLASS A	102,157	102,960
200	FOX CORP., CLASS B	5,710	5,776
3,574	INTERPUBLIC GROUP OF (THE) COS., INC.	55,609	102,431
183	LIBERTY GLOBAL PLC, CLASS A(b)(c)	1,707	3,133
1,900	LIVE NATION ENTERTAINMENT, INC.(b)	130,373	157,776
4,649	MATCH GROUP, INC.(b)	171,640	182,125
48,955	META PLATFORMS, INC., CLASS A(b)	4,873,957	14,696,780
5,874	NETFLIX, INC.(b)	1,261,830	2,218,022
2,675	NEWS CORP., CLASS A	12,252	53,660
2,595	OMNICOM GROUP, INC.	81,950	193,276
58,107	PLAYTIKA HOLDING CORP.(b)(c)	532,056	559,570
2,000	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	216,815	280,780
13,937	T-MOBILE U.S., INC.(b)	1,097,267	1,951,877
37,683	VERIZON COMMUNICATIONS, INC.	1,158,463	1,221,306
24,418	WALT DISNEY (THE) CO.(b)	477,665	1,979,079
24,502	WARNER BROS. DISCOVERY, INC.(b)	280,834	266,092
		21,809,565	58,458,973	7.45%
Consumer Discretionary:
100	AIRBNB, INC., CLASS A(b)	13,229	13,721
147,230	AMAZON.COM, INC.(b)	10,288,053	18,715,878
3,400	APTIV PLC(b)(c)	303,982	335,206
23,316	AUTONATION, INC.(b)	2,768,302	3,530,042
1,324	AUTOZONE, INC.(b)	1,581,870	3,362,947
34,097	BATH & BODY WORKS, INC.	939,271	1,152,479
16,989	BEST BUY CO., INC.	931,199	1,180,226
1,289	BOOKING HOLDINGS, INC.(b)	2,757,890	3,975,212
9,521	BORGWARNER, INC.	233,852	384,363
1,248	BRUNSWICK CORP.	99,725	98,592
2,168	CARMAX, INC.(b)	58,264	153,343
12,700	CARNIVAL CORP.(b)	108,019	174,244
400	CHIPOTLE MEXICAN GRILL, INC.(b)	558,552	732,732
4,000	D.R. HORTON, INC.	410,275	429,880
1,700	DARDEN RESTAURANTS, INC.	112,210	243,474
17,100	EBAY, INC.	602,970	753,939
12,508	EXPEDIA GROUP, INC.(b)	1,162,573	1,289,200
22,663	FORD MOTOR CO.	78,732	281,474
13,928	GAP (THE), INC.	139,153	148,055
2,200	GARMIN LTD.(c)	40,557	231,440
132,229	GENERAL MOTORS CO.	4,373,760	4,359,590
3,450	GENUINE PARTS CO.	102,425	498,111
10,855	H&R BLOCK, INC.	368,543	467,416
426	HASBRO, INC.	12,602	28,176
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	240,288
20,826	HOME DEPOT (THE), INC.	4,023,383	6,292,784
2,535	LAS VEGAS SANDS CORP.	21,685	116,204
945	LEAR CORP.	129,908	126,819
15,427	LENNAR CORP., CLASS A	1,684,172	1,731,372
16,820	LKQ CORP.	476,562	832,758
12,647	LOWE'S COS., INC.	2,405,676	2,628,552
93,033	MACY'S, INC.	1,008,716	1,080,113
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	577,493
7,902	MCDONALD'S CORP.	949,776	2,081,703
6	MGM RESORTS INTERNATIONAL	186	221
3,600	MOHAWK INDUSTRIES, INC.(b)	282,562	308,916
2,715	NEWELL BRANDS, INC.	25,274	24,516
16,567	NIKE, INC., CLASS B	987,686	1,584,137
518	NVR, INC.(b)	2,038,923	3,088,989
8,786	PENSKE AUTOMOTIVE GROUP, INC.	1,159,421	1,467,789
40	PHINIA, INC.	880	1,072
0	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
870	POOL CORP.	$187,171	309,807
55,929	PULTEGROUP, INC.	3,478,737	4,141,542
1,233	PVH CORP.	90,881	94,337
2,443	ROSS STORES, INC.	224,440	275,937
22,087	ROYAL CARIBBEAN CRUISES LTD.(b)	860,666	2,035,096
23,500	STARBUCKS CORP.	154,545	2,144,845
16,078	TAPESTRY, INC.	511,795	462,242
47,353	TESLA, INC.(b)	10,314,713	11,848,668
3,202	THOR INDUSTRIES, INC.	252,565	304,606
8,583	TJX (THE) COS., INC.	36,625	762,857
51,725	TOLL BROTHERS, INC.	3,032,997	3,825,581
600	TRACTOR SUPPLY CO.	111,014	121,830
34,547	TRAVEL + LEISURE CO.	1,262,960	1,268,911
700	ULTA BEAUTY, INC.(b)	244,098	279,615
6,725	VF CORP.	80,995	118,831
700	WHIRLPOOL CORP.	91,112	93,590
15,254	WILLIAMS-SONOMA, INC.	1,830,184	2,370,472
1,554	WYNN RESORTS LTD.	31,066	143,605
		66,214,833	95,325,838	12.14%
Consumer Staples:
82,723	ALTRIA GROUP, INC.	3,631,837	3,478,502
13,712	ARCHER-DANIELS-MIDLAND CO.	451,070	1,034,159
9,900	CAMPBELL SOUP CO.	413,479	406,692
10,068	CHURCH & DWIGHT CO., INC.	241,887	922,531
100	CLOROX (THE) CO.	13,042	13,106
69,073	COCA-COLA (THE) CO.	1,562,344	3,866,707
10,780	COLGATE-PALMOLIVE CO.	731,660	766,566
1,900	CONAGRA BRANDS, INC.	26,152	52,098
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	458,175
4,852	COSTCO WHOLESALE CORP.	909,621	2,741,186
3,089	DOLLAR GENERAL CORP.	207,226	326,816
1,924	DOLLAR TREE, INC.(b)	23,650	204,810
12,400	GENERAL MILLS, INC.	277,056	793,476
1,642	HERSHEY (THE) CO.	60,568	328,531
4,800	HORMEL FOODS CORP.	43,206	182,544
1,300	J M SMUCKER (THE) CO.	60,305	159,783
3,300	KELLOGG CO.	195,316	196,383
15,702	KEURIG DR. PEPPER, INC.	431,401	495,712
3,750	KIMBERLY-CLARK CORP.	334,238	453,188
3,705	KRAFT HEINZ (THE) CO.	26,475	124,636
78,178	KROGER (THE) CO.	2,289,741	3,498,465
1,833	LAMB WESTON HOLDINGS, INC.	73,271	169,479
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	105,896
12,521	MOLSON COORS BEVERAGE CO., CLASS B	669,435	796,210
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,247,049
2,272	MONSTER BEVERAGE CORP.(b)	64,265	120,302
21,713	PEPSICO, INC.	2,335,657	3,679,051
18,202	PHILIP MORRIS INTERNATIONAL, INC.	1,410,895	1,685,141
32,478	PROCTER & GAMBLE (THE) CO.	1,716,094	4,737,241
126	SEABOARD CORP.	460,948	472,878
7,100	SYSCO CORP.	110,707	468,955
3,667	TARGET CORP.	313,207	405,460
7,680	TYSON FOODS, INC., CLASS A	284,043	387,763
29,450	WALGREENS BOOTS ALLIANCE, INC.	466,301	654,968
45,743	WALMART, INC.	5,379,202	7,315,678
		26,290,320	42,750,137	5.45%
Energy:
33,566	BAKER HUGHES CO.	1,027,747	1,185,551
978	CHENIERE ENERGY, INC.	147,347	162,309
9,305	CHESAPEAKE ENERGY CORP.	759,853	802,370
42,676	CHEVRON CORP.	2,866,282	7,196,027
22,923	CONOCOPHILLIPS	557,203	2,746,175
8,000	COTERRA ENERGY, INC.	157,673	216,400
6,026	DEVON ENERGY CORP.	160,507	287,440
100	DIAMONDBACK ENERGY, INC.	15,307	15,488
12,584	EOG RESOURCES, INC.	894,171	1,595,148
200	EQT CORP.	7,794	8,116
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
99,987	EXXON MOBIL CORP.	$7,732,036	11,756,471
32,529	HALLIBURTON CO.	1,319,081	1,317,425
2,600	HESS CORP.	90,342	397,800
66,777	HF SINCLAIR CORP.	2,982,246	3,801,615
17,112	KINDER MORGAN, INC.	150,868	283,717
9,400	MARATHON OIL CORP.	110,346	251,450
21,074	MARATHON PETROLEUM CORP.	1,875,712	3,189,339
6,935	OCCIDENTAL PETROLEUM CORP.	82,433	449,943
5,800	ONEOK, INC.	148,297	367,894
7,168	PHILLIPS 66	509,833	861,235
3,156	PIONEER NATURAL RESOURCES CO.	417,339	724,460
27,009	SCHLUMBERGER N.V.	1,142,844	1,574,625
2,900	TARGA RESOURCES CORP.	189,675	248,588
33,793	VALERO ENERGY CORP.	3,211,310	4,788,806
11,500	WILLIAMS (THE) COS., INC.	124,134	387,435
		26,680,380	44,615,827	5.68%
Financials:
4,579	AFLAC, INC.	225,517	351,438
8,300	ALLSTATE (THE) CORP.	197,623	924,703
7,933	AMERICAN EXPRESS CO.	715,083	1,183,524
36,540	AMERICAN INTERNATIONAL GROUP, INC.	1,839,014	2,214,324
3,596	AMERIPRISE FINANCIAL, INC.	287,239	1,185,529
2,548	AON PLC, CLASS A	406,718	826,113
3,211	ARCH CAPITAL GROUP LTD.(b)	104,134	255,949
2,300	ARTHUR J. GALLAGHER & CO.	80,002	524,239
4,900	ASSURANT, INC.	218,575	703,542
12,758	AXIS CAPITAL HOLDINGS LTD.	735,528	719,168
93,602	BANK OF AMERICA CORP.	689,814	2,562,823
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	426,500
40,366	BERKSHIRE HATHAWAY, INC., CLASS B(b)	7,928,396	14,140,210
1,600	BLACKROCK, INC.	1,020,493	1,034,384
100	BLACKSTONE, INC.	10,595	10,714
8,148	BRIGHTHOUSE FINANCIAL, INC.(b)	346,933	398,763
1,700	BROWN & BROWN, INC.	88,516	118,728
7,747	CAPITAL ONE FINANCIAL CORP.	241,908	751,846
18,308	CHARLES SCHWAB (THE) CORP.	211,335	1,005,109
5,185	CHUBB LTD.(c)	608,428	1,079,413
200	CINCINNATI FINANCIAL CORP.	20,055	20,458
73,536	CITIGROUP, INC.	3,001,351	3,024,536
10,800	CITIZENS FINANCIAL GROUP, INC.	280,751	289,440
4,794	CME GROUP, INC.	685,657	959,855
1,800	COMERICA, INC.	71,996	74,790
6,500	DISCOVER FINANCIAL SERVICES	564,628	563,095
2,828	EVEREST RE GROUP LTD.	1,041,344	1,051,083
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	384,088
7,900	FIDELITY NATIONAL INFORMATION SERVICES, INC.	142,948	436,633
10,565	FIFTH THIRD BANCORP	109,297	267,611
9,784	FISERV, INC.(b)	172,685	1,105,201
300	FLEETCOR TECHNOLOGIES, INC.(b)	52,039	76,602
4,743	GLOBAL PAYMENTS, INC.	413,168	547,295
100	GLOBE LIFE, INC.	11,345	10,873
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	2,452,337
1,200	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	26,940	85,092
43,846	HUNTINGTON BANCSHARES, INC.	221,602	455,998
7,140	INTERCONTINENTAL EXCHANGE, INC.	634,550	785,543
5,900	INVESCO LTD.	83,166	85,668
1,000	JACK HENRY & ASSOCIATES, INC.	147,550	151,140
50,092	JPMORGAN CHASE & CO.	2,064,862	7,264,342
20,104	KEYCORP	178,289	216,319
32,300	LINCOLN NATIONAL CORP.	703,014	797,487
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,403,843
17,433	MASTERCARD, INC., CLASS A	4,589,692	6,901,899
1,300	MERCURY GENERAL CORP.	38,019	36,439
5,731	METLIFE, INC.	201,149	360,537
85,959	MGIC INVESTMENT CORP.	1,219,723	1,434,656
2,100	MOODY'S CORP.	584,215	663,957
1,000	MSCI, INC.	462,200	513,080
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
5,100	NASDAQ, INC.	$42,534	247,809
1,476	PAYPAL HOLDINGS, INC.(b)	59,127	86,287
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	873,386
10,575	POPULAR, INC.	728,404	666,331
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	129,726
7,588	PROGRESSIVE (THE) CORP.	837,867	1,057,008
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	559,851
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	105,451
6,699	REGIONS FINANCIAL CORP.	27,215	115,223
9,764	REINSURANCE GROUP OF AMERICA, INC.	1,439,746	1,417,635
1,739	RENAISSANCERE HOLDINGS LTD.	356,711	344,183
4,500	S&P GLOBAL, INC.	1,430,397	1,644,345
4,100	STATE STREET CORP.	270,194	274,536
5,920	STIFEL FINANCIAL CORP.	350,271	363,725
80,501	SYNCHRONY FINANCIAL	2,086,548	2,460,916
3,549	T. ROWE PRICE GROUP, INC.	106,978	372,184
2,620	TRAVELERS (THE) COS., INC.	93,128	427,872
51,594	TRUIST FINANCIAL CORP.	1,332,829	1,476,104
83,381	UNUM GROUP	3,606,135	4,101,511
20,385	US BANCORP	410,978	673,928
29,861	VISA, INC., CLASS A	5,759,145	6,868,329
11,782	W R BERKLEY CORP.	230,551	748,039
51,027	WELLS FARGO & CO.	729,863	2,084,963
278,903	WESTERN UNION (THE) CO.	3,098,238	3,675,942
1,300	WILLIS TOWERS WATSON PLC(c)	274,247	271,648
2,700	ZIONS BANCORP N.A.	52,466	94,203
		59,360,395	93,978,051	11.97%
Health Care:
32,234	ABBOTT LABORATORIES	2,223,601	3,121,863
39,933	ABBVIE, INC.	3,671,317	5,952,413
845	AGILENT TECHNOLOGIES, INC.	54,611	94,488
1,653	ALIGN TECHNOLOGY, INC.(b)	406,027	504,694
5,700	AMERISOURCEBERGEN CORP.	95,209	1,025,829
17,957	AMGEN, INC.	3,491,240	4,826,123
38	AVANOS MEDICAL, INC.(b)	563	768
6,600	BAXTER INTERNATIONAL, INC.	246,350	249,084
3,809	BECTON, DICKINSON AND CO.	586,445	984,741
895	BIOGEN, INC.(b)	233,503	230,024
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,731,840
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,467,251
3,392	CARDINAL HEALTH, INC.	183,682	294,493
200	CATALENT, INC.(b)	8,298	9,106
11,143	CENTENE CORP.(b)	641,692	767,530
700	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	136,115	137,186
11,337	CIGNA GROUP (THE)	2,397,193	3,243,176
16,630	CVS HEALTH CORP.	746,454	1,161,107
10,860	DANAHER CORP.	1,071,927	2,694,366
5,332	DENTSPLY SIRONA, INC.	141,306	182,141
6,000	DEXCOM, INC.(b)	87,312	559,800
2,556	ELEVANCE HEALTH, INC.	775,579	1,112,934
13,651	ELI LILLY & CO.	1,771,513	7,332,362
32,791	EXELIXIS, INC.(b)	544,681	716,483
3,782	GE HEALTHCARE TECHNOLOGIES, INC.	169,994	257,327
53,978	GILEAD SCIENCES, INC.	2,960,067	4,045,111
200	HCA HEALTHCARE, INC.	47,486	49,196
500	HENRY SCHEIN, INC.(b)	37,265	37,125
5,008	HOLOGIC, INC.(b)	81,572	347,555
3,559	HUMANA, INC.	1,525,371	1,731,525
1,000	IDEXX LABORATORIES, INC.(b)	257,727	437,270
2,300	ILLUMINA, INC.(b)	98,233	315,744
900	INSULET CORP.(b)	143,370	143,541
4,700	INTUITIVE SURGICAL, INC.(b)	872,295	1,373,763
100	IONIS PHARMACEUTICALS, INC.(b)	3,269	4,536
3,773	IQVIA HOLDINGS, INC.(b)	448,528	742,338
23,161	JOHNSON & JOHNSON	1,405,650	3,607,326
500	LABORATORY CORP. OF AMERICA HOLDINGS	10,088	100,525
9,286	MCKESSON CORP.	1,334,109	4,038,017
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
28,500	MEDTRONIC PLC(c)	$2,349,138	2,233,260
42,378	MERCK & CO., INC.	1,366,535	4,362,815
200	METTLER-TOLEDO INTERNATIONAL, INC.(b)	220,864	221,614
4,215	MODERNA, INC.(b)	428,306	435,367
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,344,349
3,547	ORGANON & CO.	39,446	61,576
48,566	PFIZER, INC.	615,682	1,610,934
1,308	REGENERON PHARMACEUTICALS, INC.(b)	682,034	1,076,432
18	REPLIGEN CORP.(b)	2,766	2,862
4,000	RESMED, INC.	81,990	591,480
1,600	REVVITY, INC.	174,301	177,120
1,200	STERIS PLC	207,491	263,304
1,800	STRYKER CORP.	439,036	491,886
500	TELEFLEX, INC.	103,815	98,205
5,122	THERMO FISHER SCIENTIFIC, INC.	2,002,198	2,592,603
10,973	UNITED THERAPEUTICS CORP.(b)	2,460,635	2,478,471
13,997	UNITEDHEALTH GROUP, INC.	3,643,489	7,057,147
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	356,822
7,305	VERTEX PHARMACEUTICALS, INC.(b)	1,872,538	2,540,241
165,202	VIATRIS, INC.	1,561,641	1,628,892
700	WATERS CORP.(b)	16,422	191,947
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	378,630
6,047	ZOETIS, INC.	858,592	1,052,057
		50,421,001	86,878,715	11.07%
Industrials:
6,987	3M CO.	417,187	654,123
1,400	A O SMITH CORP.	72,742	92,582
18,995	ACUITY BRANDS, INC.	3,090,908	3,235,038
14,500	AGCO CORP.	1,754,849	1,715,060
1,700	ALASKA AIR GROUP, INC.(b)	62,642	63,036
1,100	ALLEGION PLC(c)	112,309	114,620
66,661	ALLISON TRANSMISSION HOLDINGS, INC.	2,823,584	3,936,999
8,800	AMERICAN AIRLINES GROUP, INC.(b)	126,329	112,728
5,175	AMETEK, INC.	73,221	764,658
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,627,764
500	AXON ENTERPRISE, INC.(b)	94,810	99,495
5,087	BOEING (THE) CO.(b)	553,526	975,076
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	396,238
27,796	BUILDERS FIRSTSOURCE, INC.(b)	2,108,800	3,460,324
500	C.H. ROBINSON WORLDWIDE, INC.	44,875	43,065
10,840	CARRIER GLOBAL CORP.	64,437	598,368
14,635	CATERPILLAR, INC.	1,167,890	3,995,355
2,100	CERIDIAN HCM HOLDING, INC.(b)	121,209	142,485
4,200	CINTAS CORP.	616,293	2,020,242
8,000	COPART, INC.(b)	143,195	344,720
36,272	CSX CORP.	810,618	1,115,364
1,600	CUMMINS, INC.	317,297	365,536
3,193	DEERE & CO.	101,416	1,204,974
11,440	DELTA AIR LINES, INC.	343,866	423,280
16,778	DONALDSON CO., INC.	1,048,827	1,000,640
125	DOVER CORP.	13,234	17,439
11,904	EATON CORP. PLC	223,705	2,538,885
7,080	EMCOR GROUP, INC.	1,431,957	1,489,561
1,600	EQUIFAX, INC.	275,443	293,088
13,507	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	1,369,219	1,548,307
200	FASTENAL CO.	9,916	10,928
2,856	FEDEX CORP.	262,842	756,612
7,076	FORTIVE CORP.	372,199	524,756
40,600	GATES INDUSTRIAL CORP. PLC(b)	476,896	471,366
900	GENERAC HOLDINGS, INC.(b)	92,907	98,064
3,451	GENERAL DYNAMICS CORP.	652,822	762,568
42,701	GENERAL ELECTRIC CO.	4,243,233	4,720,596
9,288	HONEYWELL INTERNATIONAL, INC.	284,831	1,715,865
25,039	HOWMET AEROSPACE, INC.	299,194	1,158,054
8,007	HUBBELL, INC.	1,849,446	2,509,474
800	HUNTINGTON INGALLS INDUSTRIES, INC.	160,336	163,664
1,371	IDEX CORP.	119,804	285,195
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
4,824	ILLINOIS TOOL WORKS, INC.	$155,812	1,111,015
2,100	INGERSOLL RAND, INC.	102,096	133,812
8,859	JOHNSON CONTROLS INTERNATIONAL PLC	448,126	471,387
7,852	L3HARRIS TECHNOLOGIES, INC.	1,174,546	1,367,190
3,593	LANDSTAR SYSTEM, INC.	632,676	635,745
3,369	LOCKHEED MARTIN CORP.	1,271,213	1,377,786
11,762	MANPOWERGROUP, INC.	914,601	862,390
2,063	MASCO CORP.	53,990	110,267
17,915	MASTERBRAND, INC.(b)	133,945	217,667
20,759	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	1,813,898	2,037,496
677	NORFOLK SOUTHERN CORP.	12,958	133,322
3,271	NORTHROP GRUMMAN CORP.	397,418	1,439,862
3,900	OLD DOMINION FREIGHT LINE, INC.	666,125	1,595,646
5,320	OTIS WORLDWIDE CORP.	90,693	427,249
28,767	OWENS CORNING	2,660,172	3,924,107
45,465	PACCAR, INC.	3,288,062	3,865,434
4,628	PARKER-HANNIFIN CORP.	350,966	1,802,699
3,285	PAYCHEX, INC.	328,672	378,859
1,553	PAYCOM SOFTWARE, INC.	217,948	402,646
2,719	PENTAIR PLC(c)	57,667	176,055
200	QUANTA SERVICES, INC.	29,452	37,414
13,328	RAYTHEON TECHNOLOGIES CORP.	243,616	959,216
682	RB GLOBAL, INC.(c)	35,812	42,625
1,617	REPUBLIC SERVICES, INC.	65,855	230,439
1,400	ROBERT HALF INTERNATIONAL, INC.	100,238	102,592
9,842	ROLLINS, INC.	237,243	367,402
17,901	RYDER SYSTEM, INC.	1,534,307	1,914,512
48,190	SCHNEIDER NATIONAL, INC., CLASS B	1,271,962	1,334,381
8,300	SOUTHWEST AIRLINES CO.	220,494	224,681
2,057	STANLEY BLACK & DECKER, INC.	58,948	171,924
8,554	TEXTRON, INC.	551,135	668,410
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	2,131,570
600	TRANSDIGM GROUP, INC.(b)	296,945	505,878
5,902	UNION PACIFIC CORP.	369,465	1,201,824
2,500	UNITED AIRLINES HOLDINGS, INC.(b)	106,363	105,750
9,457	UNITED PARCEL SERVICE, INC., CLASS B	1,131,941	1,474,063
3,660	UNITED RENTALS, INC.	357,777	1,627,126
494	VERISK ANALYTICS, INC.	83,738	116,703
8,650	WASTE MANAGEMENT, INC.	135,675	1,318,606
899	WESCO INTERNATIONAL, INC.	129,785	129,294
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	127,524
2,300	XYLEM, INC.	89,663	209,369
		50,993,367	85,038,129	10.83%
Information Technology:
13,372	ACCENTURE PLC, CLASS A(c)	2,608,625	4,106,675
17,214	ADOBE, INC.(b)	4,232,617	8,777,419
24,373	ADVANCED MICRO DEVICES, INC.(b)	272,579	2,506,032
100	AKAMAI TECHNOLOGIES, INC.(b)	10,626	10,654
1,099	AMDOCS LTD.	95,664	92,855
6,700	AMPHENOL CORP., CLASS A	490,411	562,733
5,951	ANALOG DEVICES, INC.	369,802	1,041,961
1,200	ANSYS, INC.(b)	324,664	357,060
294,711	APPLE, INC.	19,872,498	50,457,470
13,205	APPLIED MATERIALS, INC.	1,025,431	1,828,232
47,075	APPLOVIN CORP., CLASS A(b)	620,345	1,881,117
3,300	ARISTA NETWORKS, INC.(b)	346,079	606,969
25,802	ARROW ELECTRONICS, INC.(b)	2,951,251	3,231,442
5,955	AUTODESK, INC.(b)	953,618	1,232,149
25,946	AVNET, INC.	1,082,080	1,250,338
10,155	BROADCOM, INC.	4,470,494	8,434,540
9,400	CADENCE DESIGN SYSTEMS, INC.(b)	407,205	2,202,420
7,000	CDW CORP.	292,424	1,412,320
156,655	CISCO SYSTEMS, INC.	5,695,074	8,421,773
6,994	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	283,349	473,774
15,600	CORNING, INC.	85,176	475,332
4,689	CRANE NXT CO.	221,457	260,568
954	EPAM SYSTEMS, INC.(b)	163,143	243,928
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
100	F5, INC.(b)	$14,240	16,114
3,851	FAIR ISAAC CORP.(b)	1,733,363	3,344,709
100	FIRST SOLAR, INC.(b)	16,140	16,159
27,615	FORTINET, INC.(b)	393,491	1,620,448
357	GARTNER, INC.(b)	91,624	122,669
22,781	GEN DIGITAL, INC.	207,695	402,768
373	GODADDY, INC., CLASS A(b)	26,125	27,781
216,189	HEWLETT PACKARD ENTERPRISE CO.	2,829,886	3,755,203
44,411	HP, INC.	1,011,384	1,141,363
43,850	INTEL CORP.	758,140	1,558,867
11,723	INTERNATIONAL BUSINESS MACHINES CORP.	1,192,830	1,644,737
3,680	INTUIT, INC.	523,933	1,880,259
24,332	JABIL, INC.	1,916,929	3,087,487
9,500	KEYSIGHT TECHNOLOGIES, INC.(b)	1,219,888	1,256,945
5,476	KLA CORP.	1,781,428	2,511,622
4,493	LAM RESEARCH CORP.	421,510	2,816,078
32,216	MICROCHIP TECHNOLOGY, INC.	1,950,391	2,514,459
33,760	MICRON TECHNOLOGY, INC.	669,074	2,296,693
145,894	MICROSOFT CORP.	15,733,467	46,066,030
500	MONOLITHIC POWER SYSTEMS, INC.	180,141	231,000
1,900	MOTOROLA SOLUTIONS, INC.	402,783	517,256
58,474	NCR CORP.(b)	1,333,890	1,577,044
49,266	NVIDIA CORP.	5,154,382	21,430,217
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	764,694
25,247	ON SEMICONDUCTOR CORP.(b)	1,808,033	2,346,709
19,877	ORACLE CORP.	1,256,311	2,105,372
2,400	PTC, INC.(b)	82,674	340,032
1,300	QORVO, INC.(b)	123,264	124,111
7,515	QUALCOMM, INC.	758,389	834,616
700	ROPER TECHNOLOGIES, INC.	94,318	338,996
13,390	SALESFORCE, INC.(b)	939,415	2,715,224
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	362,725
2,647	SERVICENOW, INC.(b)	529,253	1,479,567
24,755	SKYWORKS SOLUTIONS, INC.	2,431,455	2,440,595
5,300	SYNOPSYS, INC.(b)	438,338	2,432,541
10,207	TD SYNNEX CORP.	913,031	1,019,271
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	245,148
18,255	TERADATA CORP.(b)	685,204	821,840
6,600	TERADYNE, INC.	274,405	663,036
27,783	TEXAS INSTRUMENTS, INC.	936,448	4,417,775
7,049	TRIMBLE, INC.(b)	94,849	379,659
500	TYLER TECHNOLOGIES, INC.(b)	190,425	193,070
1,176	VERISIGN, INC.(b)	200,718	238,175
5,145	WESTERN DIGITAL CORP.(b)	87,708	234,766
600	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	88,190	141,918
		98,975,222	224,343,509	28.58%
Materials:
3,094	AIR PRODUCTS AND CHEMICALS, INC.	525,323	876,840
1,600	ALBEMARLE CORP.	110,503	272,064
13,770	AMCOR PLC(c)	60,200	126,133
4,165	AVERY DENNISON CORP.	371,149	760,821
4,200	BALL CORP.	214,268	209,076
11,110	BERRY GLOBAL GROUP, INC.	614,155	687,820
1,400	CELANESE CORP.	139,561	175,728
30,437	CF INDUSTRIES HOLDINGS, INC.	2,140,761	2,609,668
183	CHEMOURS (THE) CO.	5,265	5,133
9,262	CORTEVA, INC.	236,362	473,844
8,062	DOW, INC.	185,436	415,677
7,362	DUPONT DE NEMOURS, INC.	218,512	549,132
4,214	EASTMAN CHEMICAL CO.	315,742	323,298
3,991	ECOLAB, INC.	236,070	676,075
19,000	FREEPORT-MCMORAN, INC.	286,861	708,510
14,771	HUNTSMAN CORP.	356,079	360,412
221	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	4,754	15,066
9,341	INTERNATIONAL PAPER CO.	310,484	331,325
6,465	LINDE PLC	1,521,181	2,407,243
6,607	LOUISIANA-PACIFIC CORP.	378,476	365,169
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
20,732	LYONDELLBASELL INDUSTRIES N.V., CLASS A	$1,355,517	1,963,320
700	MARTIN MARIETTA MATERIALS, INC.	27,965	287,336
18,188	MOSAIC (THE) CO.	699,110	647,493
7,800	NEWMONT CORP.	153,062	288,210
9,103	NUCOR CORP.	1,252,497	1,423,254
1,000	PACKAGING CORP. OF AMERICA	114,697	153,550
5,172	PPG INDUSTRIES, INC.	123,888	671,326
10,609	RELIANCE STEEL & ALUMINUM CO.	2,557,143	2,781,998
32,100	SEALED AIR CORP.	1,008,007	1,054,806
18,743	STEEL DYNAMICS, INC.	1,970,796	2,009,625
29,586	UNITED STATES STEEL CORP.	933,576	960,953
2,100	VULCAN MATERIALS CO.	63,441	424,242
8,135	WESTLAKE CORP.	856,316	1,014,190
3,358	WESTROCK CO.	99,509	120,216
		19,446,666	26,149,553	3.33%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	213,113
2,880	AMERICAN TOWER CORP.	179,676	473,616
1,934	AVALONBAY COMMUNITIES, INC.	225,956	332,145
3,388	BOSTON PROPERTIES, INC.	169,359	201,518
1,400	CAMDEN PROPERTY TRUST	72,220	132,412
4,300	CBRE GROUP, INC., CLASS A(b)	306,057	317,598
100	COSTAR GROUP, INC.(b)	7,631	7,689
4,600	CROWN CASTLE, INC.	151,615	423,338
457	DIGITAL REALTY TRUST, INC.	20,856	55,306
952	EQUINIX, INC.	131,626	691,400
5,516	EQUITY RESIDENTIAL	179,921	323,844
675	ESSEX PROPERTY TRUST, INC.	73,174	143,161
900	FEDERAL REALTY INVESTMENT TRUST	47,642	81,567
70	GAMING AND LEISURE PROPERTIES, INC.	2,718	3,189
57,500	HEALTHPEAK PROPERTIES, INC.	994,833	1,055,700
10,322	HOST HOTELS & RESORTS, INC.	73,056	165,875
7,700	INVITATION HOMES, INC.	228,811	244,013
2,300	IRON MOUNTAIN, INC.	103,977	136,735
6,972	KIMCO REALTY CORP.	66,465	122,637
4,900	MID-AMERICA APARTMENT COMMUNITIES, INC.	537,238	630,385
12,118	PROLOGIS, INC.	352,040	1,359,761
1,735	PUBLIC STORAGE	227,274	457,207
4,002	REALTY INCOME CORP.	83,178	199,860
3,900	REGENCY CENTERS CORP.	85,344	231,816
680	REXFORD INDUSTRIAL REALTY, INC.	33,593	33,558
3,800	SBA COMMUNICATIONS CORP.	554,352	760,646
4,134	SIMON PROPERTY GROUP, INC.	304,125	446,596
33	SUN COMMUNITIES, INC.	2,773	3,905
4,100	UDR, INC.	63,318	146,247
4,700	VENTAS, INC.	206,398	198,011
4,265	VICI PROPERTIES, INC.	59,215	124,111
6,400	WELLTOWER, INC.	407,634	524,288
4,916	WEYERHAEUSER CO.	22,140	150,725
		6,084,578	10,391,972	1.32%
Utilities:
55,300	AES (THE) CORP.	863,461	840,560
2,000	ALLIANT ENERGY CORP.	24,835	96,900
2,900	AMEREN CORP.	143,805	217,007
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	443,798
5,800	CENTERPOINT ENERGY, INC.	66,308	155,730
10,200	CMS ENERGY CORP.	135,756	541,722
4,975	CONSOLIDATED EDISON, INC.	318,863	425,512
3,500	CONSTELLATION ENERGY CORP.	137,851	381,780
8,873	DOMINION ENERGY, INC.	285,022	396,357
2,300	DTE ENERGY CO.	71,502	228,344
9,251	DUKE ENERGY CORP.	427,582	816,493
4,325	EDISON INTERNATIONAL	135,088	273,729
464	ENTERGY CORP.	10,276	42,920
2,974	EVERGY, INC.	67,407	150,782
19,661	EVERSOURCE ENERGY	1,003,308	1,143,287
10,500	EXELON CORP.	342,581	396,795
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
5,500	FIRSTENERGY CORP.	$150,953	187,990
105,674	HAWAIIAN ELECTRIC INDUSTRIES, INC.	1,393,618	1,300,847
16,354	NEXTERA ENERGY, INC.	192,414	936,921
6,900	NISOURCE, INC.	43,973	170,292
10,300	PG&E CORP.(b)	139,468	166,139
13,100	PINNACLE WEST CAPITAL CORP.	782,497	965,208
700	PPL CORP.	10,384	16,492
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	68,292
7,400	SEMPRA ENERGY	239,277	503,422
13,300	SOUTHERN (THE) CO.	486,970	860,776
3,500	WEC ENERGY GROUP, INC.	263,727	281,925
		8,161,028	12,010,020	1.53%
	Sub-total Common Stocks:	434,437,355	779,940,724	99.35%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(d)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
5,300,460	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.22%(e)	5,300,460	5,300,460
	Sub-total Short-Term Investments:	5,300,460	5,300,460	0.68%
	Grand total	$439,737,815	785,241,184	100.03%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2023, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.60% of net assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,611,528 with net purchases of $688,932 during the nine months ended September 30, 2023.
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund ("Core Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2023.
	Level 1	Level 2	Level 3	Total
Common Stocks	$779,940,724	$—	$—	$779,940,724
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	5,300,460	—	—	5,300,460
Total	$785,241,184	$—	$—	$785,241,184

* Security has been deemed worthless and is a Level 3 investment.
For the  Core Equity Fund, the investment value is comprised of equity securities, escrow, rights and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at September 30, 2023.
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2023 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
6,100	AMC NETWORKS, INC., CLASS A(b)	$75,828	71,858
3,500	CARS.COM, INC.(b)	42,390	59,010
400	CINEMARK HOLDINGS, INC.(b)	6,595	7,340
2,400	COGENT COMMUNICATIONS HOLDINGS, INC.	128,057	148,560
27,000	DISH NETWORK CORP., CLASS A(b)	159,710	158,220
83,622	EVENTBRITE, INC., CLASS A(b)	672,479	824,513
400	GANNETT CO., INC.(b)	922	980
128,702	NEW YORK TIMES (THE) CO., CLASS A	5,383,373	5,302,522
34,069	OOMA, INC.(b)	600,763	443,238
16,405	SCHOLASTIC CORP.	632,408	625,687
600	SHENANDOAH TELECOMMUNICATIONS CO.	11,024	12,366
17,502	SHUTTERSTOCK, INC.	1,171,326	665,951
12,195	TECHTARGET, INC.(b)	511,498	370,240
3,500	TELEPHONE AND DATA SYSTEMS, INC.	24,522	64,085
151,687	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	536,158	238,992
88,477	WARNER MUSIC GROUP CORP., CLASS A	2,713,038	2,778,178
3,804	YELP, INC.(b)	111,139	158,208
		12,781,230	11,929,948	3.19%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	222,089
1,558	ABERCROMBIE & FITCH CO., CLASS A(b)	25,016	87,824
2,046	ACADEMY SPORTS & OUTDOORS, INC.	82,840	96,714
55,864	ADIENT PLC(b)	2,047,887	2,050,209
24,800	ADVANCE AUTO PARTS, INC.	1,789,117	1,387,064
837	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	5,969	6,077
122,110	AMERICAN EAGLE OUTFITTERS, INC.	2,036,201	2,028,247
400	AMERICA'S CAR-MART, INC.(b)	24,862	36,396
500	ASBURY AUTOMOTIVE GROUP, INC.(b)	84,891	115,035
4,763	BLOOMIN' BRANDS, INC.	93,604	117,122
1,295	BOOT BARN HOLDINGS, INC.(b)	77,565	105,141
1,900	BRINKER INTERNATIONAL, INC.(b)	49,107	60,021
200	BUCKLE (THE), INC.	6,390	6,678
700	CALERES, INC.	16,331	20,132
89,643	CARPARTS.COM, INC.(b)	484,279	369,329
99,794	CENTURY CASINOS, INC.(b)	1,418,206	511,943
1,929	CENTURY COMMUNITIES, INC.	86,775	128,819
5,608	CHUY'S HOLDINGS, INC.(b)	117,797	199,533
131,462	DANA, INC.	1,573,541	1,928,548
15,487	DENNY'S CORP.(b)	249,246	131,175
124	DORMAN PRODUCTS, INC.(b)	9,593	9,394
67,838	DREAM FINDERS HOMES, INC., CLASS A(b)	1,164,702	1,508,039
300	ETHAN ALLEN INTERIORS, INC.	6,708	8,970
7,800	FOOT LOCKER, INC.	132,332	135,330
4,500	FRONTDOOR, INC.(b)	94,527	137,655
103,115	FULL HOUSE RESORTS, INC.(b)	871,209	440,301
214,571	GAP (THE), INC.	2,870,602	2,280,890
51,255	GEN RESTAURANT GROUP, INC.(b)	670,841	596,608
28,735	GENESCO, INC.(b)	848,158	885,613
79,519	GENTEX CORP.	2,347,052	2,587,548
1,300	GENTHERM, INC.(b)	65,622	70,538
987	G-III APPAREL GROUP LTD.(b)	14,210	24,596
87,928	GILDAN ACTIVEWEAR, INC.(c)	2,096,537	2,462,863
1,300	GREEN BRICK PARTNERS, INC.(b)	28,259	53,963
900	GROUP 1 AUTOMOTIVE, INC.	129,981	241,839
1,900	GUESS?, INC.	28,931	41,116
230,130	HANESBRANDS, INC.	2,562,859	911,315
800	HAVERTY FURNITURE COS., INC.	20,316	23,024
27,031	HELEN OF TROY LTD.(b)	4,124,213	3,150,733
47,911	HOOKER FURNISHINGS CORP.	1,123,840	931,869
601	INSTALLED BUILDING PRODUCTS, INC.	45,818	75,059
2,100	KONTOOR BRANDS, INC.	72,197	92,211
600	LA-Z-BOY, INC.	13,860	18,528
700	LCI INDUSTRIES	79,807	82,194
700	LGI HOMES, INC.(b)	57,078	69,643
1,500	M/I HOMES, INC.(b)	57,345	126,060
33,020	MALIBU BOATS, INC., CLASS A(b)	1,881,329	1,618,640
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
575	MARINEMAX, INC.(b)	$13,007	18,872
3,500	MDC HOLDINGS, INC.	99,518	144,305
1,348	MERITAGE HOMES CORP.	96,515	164,982
300	MONARCH CASINO & RESORT, INC.	18,189	18,630
169,284	NEWELL BRANDS, INC.	1,567,061	1,528,635
2,300	ODP (THE) CORP.(b)	82,462	106,145
36,344	OVERSTOCK.COM, INC.(b)	1,190,529	574,962
800	OXFORD INDUSTRIES, INC.	67,825	76,904
6,878	PATRICK INDUSTRIES, INC.	511,414	516,263
154,471	PELOTON INTERACTIVE, INC., CLASS A(b)	2,866,204	780,079
3,600	PERDOCEO EDUCATION CORP.	37,564	61,560
21,629	PVH CORP.	1,050,702	1,654,835
1,400	SHAKE SHACK, INC., CLASS A(b)	65,264	81,298
21,890	SHOE CARNIVAL, INC.	575,442	526,017
2,100	SIGNET JEWELERS LTD.	118,747	150,801
4,000	SIX FLAGS ENTERTAINMENT CORP.(b)	73,577	94,040
28,885	SKYLINE CHAMPION CORP.(b)	1,767,337	1,840,552
10,414	SLEEP NUMBER CORP.(b)	781,027	256,080
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	39,306
100	STANDARD MOTOR PRODUCTS, INC.	3,250	3,362
1,777	STEVEN MADDEN LTD.	50,250	56,455
83,405	STONERIDGE, INC.(b)	1,705,555	1,673,938
1,200	STRATEGIC EDUCATION, INC.	69,846	90,300
48,216	STRIDE, INC.(b)	1,706,528	2,171,166
5,500	TRI POINTE HOMES, INC.(b)	86,442	150,425
2,100	UPBOUND GROUP, INC.	46,462	61,845
822	URBAN OUTFITTERS, INC.(b)	17,875	26,871
72,578	VF CORP.	1,475,450	1,282,453
2,000	VISTA OUTDOOR, INC.(b)	48,955	66,240
57,468	WINNEBAGO INDUSTRIES, INC.	2,623,516	3,416,473
3,600	WOLVERINE WORLD WIDE, INC.	27,599	29,016
45,511	WYNDHAM HOTELS & RESORTS, INC.	2,595,020	3,164,835
700	XPEL, INC.(b)	44,646	53,977
		54,161,443	49,074,257	13.13%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	92,718
400	CENTRAL GARDEN & PET CO., CLASS A(b)	13,784	16,036
30,694	CHEFS' WAREHOUSE (THE), INC.(b)	942,401	650,099
233	EDGEWELL PERSONAL CARE CO.	8,656	8,612
1,900	ELF BEAUTY, INC.(b)	71,657	208,677
60,200	FLOWERS FOODS, INC.	1,586,718	1,335,236
1,300	FRESH DEL MONTE PRODUCE, INC.	30,767	33,592
119,186	GROCERY OUTLET HOLDING CORP.(b)	3,504,266	3,438,516
27,300	HALOWS CO. LTD.(c)	656,515	766,736
74,163	HILTON FOOD GROUP PLC(c)	516,228	644,856
2,126	HOSTESS BRANDS, INC.(b)	43,386	70,817
13,130	INGREDION, INC.	1,203,344	1,291,992
900	INTER PARFUMS, INC.	68,995	120,906
700	J & J SNACK FOODS CORP.	91,908	114,555
744	JOHN B. SANFILIPPO & SON, INC.	55,342	73,507
161,194	MAMAMANCINI'S HOLDINGS, INC.(b)	478,880	704,418
1,000	NATIONAL BEVERAGE CORP.(b)	39,795	47,020
1,300	PRICESMART, INC.	76,855	96,759
4,357	SIMPLY GOOD FOODS (THE) CO.(b)	146,160	150,404
27,924	SPECTRUM BRANDS HOLDINGS, INC.	1,804,599	2,187,845
1,814	TREEHOUSE FOODS, INC.(b)	75,897	79,054
45,602	UNIVERSAL CORP.	2,437,199	2,152,870
28,434	USANA HEALTH SCIENCES, INC.(b)	2,604,724	1,666,517
5,100	VECTOR GROUP LTD.	45,813	54,264
300	WD-40 CO.	59,193	60,972
12,652	WINFARM SAS(b)(c)	518,360	107,071
		17,137,961	16,174,049	4.33%
Energy:
7,300	ARCHROCK, INC.	48,773	91,980
7,490	BAYTEX ENERGY CORP.(c)	23,594	33,031
2,100	CALLON PETROLEUM CO.(b)	72,871	82,152
362	CHEVRON CORP.	35,198	61,040
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
2,000	CIVITAS RESOURCES, INC.	$114,995	161,740
1,017	CONSOL ENERGY, INC.	57,529	106,693
1,800	CORE LABORATORIES, INC.	33,948	43,218
1,061	CVR ENERGY, INC.	28,107	36,106
88,937	DMC GLOBAL, INC.(b)	3,253,916	2,176,288
1,700	DORIAN LPG LTD.	24,290	48,841
1,900	DRIL-QUIP, INC.(b)	39,103	53,523
2,200	GREEN PLAINS, INC.(b)	64,124	66,220
3,180	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	19,514	35,521
200	HELMERICH & PAYNE, INC.	7,654	8,432
41,597	HIGHPEAK ENERGY, INC.(d)	469,244	702,157
332	NABORS INDUSTRIES LTD.(b)	37,057	40,883
3,300	NORTHERN OIL AND GAS, INC.	103,014	132,759
134,834	NOV, INC.	1,634,007	2,818,031
3,994	OCEANEERING INTERNATIONAL, INC.(b)	50,619	102,726
1,100	OIL STATES INTERNATIONAL, INC.(b)	5,060	9,207
2,902	PAR PACIFIC HOLDINGS, INC.(b)	45,626	104,298
21,962	PATTERSON-UTI ENERGY, INC.	250,429	303,954
580	PBF ENERGY, INC., CLASS A	19,990	31,047
3,446	PROPETRO HOLDING CORP.(b)	24,164	36,631
774	REX AMERICAN RESOURCES CORP.(b)	16,958	31,517
2,600	RPC, INC.	20,213	23,244
3,209	SM ENERGY CO.	87,806	127,237
1,300	TALOS ENERGY, INC.(b)	17,956	21,372
2,000	US SILICA HOLDINGS, INC.(b)	24,573	28,080
740	VITAL ENERGY, INC.(b)	34,720	41,011
		6,665,052	7,558,939	2.02%
Financials:
28,717	AFC GAMMA, INC.	616,672	337,138
19,504	A-MARK PRECIOUS METALS, INC.	577,271	572,052
27,585	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	796,377	1,479,659
400	AMERISAFE, INC.	18,734	20,028
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,512	11,143
20,500	ARGO GROUP INTERNATIONAL HOLDINGS LTD.	515,873	611,720
119,510	ASSOCIATED BANC-CORP	2,084,499	2,044,816
300	ASSURED GUARANTY LTD.	14,439	18,156
1,800	AVANTAX, INC.(b)	34,988	46,044
49,287	AXIS CAPITAL HOLDINGS LTD.	2,539,237	2,778,308
31,614	AXOS FINANCIAL, INC.(b)	1,550,220	1,196,906
700	B RILEY FINANCIAL, INC.	26,474	28,693
2,400	BANCORP (THE), INC.(b)	53,353	82,800
3,900	BANK OF HAWAII CORP.	184,962	193,791
27,399	BREAD FINANCIAL HOLDINGS, INC.	820,363	937,046
800	BRIGHTSPHERE INVESTMENT GROUP, INC.	12,484	15,512
29,135	CALIFORNIA BANCORP(b)	555,019	585,613
29,600	CAPITOL FEDERAL FINANCIAL, INC.	145,861	141,192
600	CITY HOLDING CO.	53,184	54,210
147,339	CNO FINANCIAL GROUP, INC.	2,726,779	3,496,354
168,038	COLUMBIA BANKING SYSTEM, INC.	3,928,832	3,411,171
35,698	COMMERCE BANCSHARES, INC.	1,673,529	1,712,790
8,000	CUSTOMERS BANCORP, INC.(b)	139,005	275,600
41,791	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,946,827	2,351,997
6,600	EAGLE BANCORP, INC.	153,548	141,570
700	ELLINGTON FINANCIAL, INC.	8,085	8,729
400	EMPLOYERS HOLDINGS, INC.	13,746	15,980
500	ENCORE CAPITAL GROUP, INC.(b)	22,889	23,880
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	91,566
28,551	ESQUIRE FINANCIAL HOLDINGS, INC.	854,172	1,304,495
50,710	ESSENT GROUP LTD.	1,910,505	2,398,076
2,259	EVERTEC, INC.	68,287	83,990
116,237	EZCORP, INC., CLASS A(b)	869,913	958,955
14,237	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,865,580	2,196,769
130,084	FIDUCIAN GROUP LTD.(c)	760,862	474,916
9,275	FIRST HAWAIIAN, INC.	174,544	167,414
27,609	FIRST WESTERN FINANCIAL, INC.(b)	521,286	501,103
11,733	FIRSTCASH HOLDINGS, INC.	713,810	1,177,759
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	29,128
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
19,868	GENWORTH FINANCIAL, INC., CLASS A(b)	$71,184	116,426
75,634	GLACIER BANCORP, INC.	3,077,407	2,155,569
8,800	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	184,849	186,560
17,127	HCI GROUP, INC.	924,383	929,825
4,121	HERITAGE FINANCIAL CORP.	71,163	67,213
2,500	HILLTOP HOLDINGS, INC.	66,017	70,900
4,200	HOPE BANCORP, INC.	38,242	37,170
909	HUNTINGTON BANCSHARES, INC.	9,494	9,454
24,236	I3 VERTICALS, INC., CLASS A(b)	546,637	512,349
200	INDEPENDENT BANK CORP.	9,914	9,818
700	INDEPENDENT BANK GROUP, INC.	26,939	27,685
1,462	INVESCO MORTGAGE CAPITAL, INC.	15,267	14,635
52,230	JDC GROUP A.G.(b)(c)	1,191,985	954,639
67,875	KINGSWAY FINANCIAL SERVICES, INC.(b)	606,551	512,456
10,600	KKR REAL ESTATE FINANCE TRUST, INC.	125,870	125,822
800	LAKELAND FINANCIAL CORP.	44,136	37,968
209,029	LENDINGCLUB CORP.(b)	2,982,514	1,275,077
800	LINCOLN NATIONAL CORP.	19,208	19,752
8,638	LPL FINANCIAL HOLDINGS, INC.	1,660,201	2,052,821
8,585	MARKETAXESS HOLDINGS, INC.	2,286,419	1,834,099
2,100	MERCURY GENERAL CORP.	60,597	58,863
82,238	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,053,801	532,853
2,600	MR COOPER GROUP, INC.(b)	103,966	139,256
2,539	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	705,076	1,110,787
3,590	NEW YORK COMMUNITY BANCORP, INC.	28,581	40,711
10,100	NEW YORK MORTGAGE TRUST, INC.	85,793	85,749
2,724	NMI HOLDINGS, INC., CLASS A(b)	39,406	73,793
8,300	NORTHWEST BANCSHARES, INC.	85,460	84,909
995	OFG BANCORP	22,845	29,711
157,249	OLD NATIONAL BANCORP	2,300,391	2,286,400
8,430	PACIFIC PREMIER BANCORP, INC.	180,370	183,437
19,100	PACWEST BANCORP	148,753	151,081
1,700	PALOMAR HOLDINGS, INC.(b)	85,370	86,275
1,100	PATHWARD FINANCIAL, INC.	36,415	50,699
20,100	PAYONEER GLOBAL, INC.(b)	89,952	123,012
500	PIPER SANDLER COS.	52,300	72,655
7,300	PRA GROUP, INC.(b)	138,795	140,233
2,100	PROG HOLDINGS, INC.(b)	33,764	69,741
2,100	RADIAN GROUP, INC.	49,135	52,731
3,700	READY CAPITAL CORP.	36,013	37,407
2,300	REDWOOD TRUST, INC.	13,958	16,399
10,030	RENAISSANCERE HOLDINGS LTD.	1,610,066	1,985,138
40,849	RYAN SPECIALTY HOLDINGS, INC.(b)	1,629,866	1,977,092
500	SAFETY INSURANCE GROUP, INC.	37,195	34,095
2,800	SERVISFIRST BANCSHARES, INC.	124,031	146,076
1,310	SIMMONS FIRST NATIONAL CORP., CLASS A	21,676	22,218
1,903	SIRIUSPOINT LTD.(b)(c)	10,615	19,354
24,707	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	530,034	675,984
31,210	STEWART INFORMATION SERVICES CORP.	1,311,025	1,366,998
1,182	STONEX GROUP, INC.(b)	72,388	114,559
30,910	SYNOVUS FINANCIAL CORP.	857,377	859,298
2,800	TOMPKINS FINANCIAL CORP.	136,519	137,172
800	TRIUMPH FINANCIAL, INC.(b)	46,438	51,832
1,000	TRUPANION, INC.(b)	26,610	28,200
500	UNIVERSAL INSURANCE HOLDINGS, INC.	4,870	7,010
57,749	UNIVEST FINANCIAL CORP.	1,067,701	1,003,678
200	VIRTUS INVESTMENT PARTNERS, INC.	32,442	40,398
78	WALKER & DUNLOP, INC.	5,251	5,791
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,033,922
6,000	WISDOMTREE, INC.	28,964	42,000
91,459	WSFS FINANCIAL CORP.	4,083,552	3,338,253
		62,097,967	62,243,077	16.66%
Health Care:
9,921	ADDUS HOMECARE CORP.(b)	825,410	845,170
7,500	AGILITI, INC.(b)	49,318	48,675
25,147	AMICUS THERAPEUTICS, INC.(b)	167,175	305,787
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,400	AMN HEALTHCARE SERVICES, INC.(b)	$193,049	204,432
2,100	AMPHASTAR PHARMACEUTICALS, INC.(b)	60,514	96,579
700	ANI PHARMACEUTICALS, INC.(b)	22,511	40,642
600	ARCUS BIOSCIENCES, INC.(b)	9,822	10,770
10,600	AVID BIOSERVICES, INC.(b)	105,265	100,064
120,047	BIOCRYST PHARMACEUTICALS, INC.(b)	936,390	849,933
9,600	BIOLIFE SOLUTIONS, INC.(b)	134,933	132,576
88,914	BIOMERICA, INC.(b)	277,205	76,297
113,272	BIOTE CORP., CLASS A(b)	418,992	579,953
32,801	BIO-TECHNE CORP.	1,980,770	2,232,764
6,961	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	1,528,134	1,364,217
4,289	COMMUNITY HEALTH SYSTEMS, INC.(b)	10,209	12,438
17,007	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	628,404	271,092
1,100	CONMED CORP.	90,438	110,935
3,494	CORCEPT THERAPEUTICS, INC.(b)	69,996	95,194
400	CORVEL CORP.(b)	55,868	78,660
27,065	CROSS COUNTRY HEALTHCARE, INC.(b)	664,211	670,941
61,340	DENTSPLY SIRONA, INC.	1,956,573	2,095,374
1,200	DYNAVAX TECHNOLOGIES CORP.(b)	13,631	17,724
2,735	EMBECTA CORP.	55,535	41,162
2,225	ENSIGN GROUP (THE), INC.	171,080	206,769
50,162	ERGOMED PLC(b)(c)	690,902	818,247
15,497	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	1,102,045	760,438
93,616	EVOLUS, INC.(b)	849,867	855,650
1,200	FULGENT GENETICS, INC.(b)	36,187	32,088
841	GLAUKOS CORP.(b)	48,882	63,285
92,963	HARROW HEALTH, INC.(b)	1,270,162	1,335,878
300	HEALTHSTREAM, INC.	6,462	6,474
78,462	INFUSYSTEM HOLDINGS, INC.(b)	809,634	756,374
22,169	INMODE LTD.(b)(c)	834,684	675,268
57,999	INOTIV, INC.(b)	1,103,928	178,637
7,111	INSMED, INC.(b)	127,319	179,553
107,949	INSTEM PLC(b)(c)	1,268,530	1,096,038
27,945	INTEGER HOLDINGS CORP.(b)	2,186,526	2,191,726
41,570	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,210,916	1,587,558
76,877	IOVANCE BIOTHERAPEUTICS, INC.(b)	723,488	349,790
3,800	ITEOS THERAPEUTICS, INC.(b)	42,622	41,610
47,116	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	655,380	818,405
34,884	LEMAITRE VASCULAR, INC.	1,823,586	1,900,480
16,507	LIGAND PHARMACEUTICALS, INC.(b)	1,575,241	989,099
22,257	MASIMO CORP.(b)	3,236,774	1,951,494
3,012	MERIT MEDICAL SYSTEMS, INC.(b)	176,915	207,888
10,610	MIRUM PHARMACEUTICALS, INC.(b)	237,204	335,276
7,677	MOLINA HEALTHCARE, INC.(b)	2,215,295	2,517,212
5,100	NEOGENOMICS, INC.(b)	44,444	62,730
12,135	NEXUS A.G.(c)	1,029,221	663,219
164,103	OCUPHIRE PHARMA, INC.(b)	426,845	549,745
5,286	OMNIAB, INC.(b)(e)	-	-
5,286	OMNIAB, INC.(b)(e)	-	-
184,095	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,133,819	955,453
76,701	OPTIMIZERX CORP.(b)	1,793,424	596,734
126,067	OPTINOSE, INC.(b)	256,243	155,062
2,400	ORASURE TECHNOLOGIES, INC.(b)	9,502	14,232
18,128	ORTHOPEDIATRICS CORP.(b)	1,001,801	580,096
500	OWENS & MINOR, INC.(b)	7,800	8,080
164,973	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	2,009,804	1,377,525
38,486	PACIRA BIOSCIENCES, INC.(b)	1,584,267	1,180,750
57,370	PENNANT GROUP (THE), INC.(b)	725,731	638,528
65,520	PERRIGO CO. PLC(c)	2,502,232	2,093,364
62,055	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,583,227	792,442
9,000	PREMIER, INC., CLASS A	196,880	193,500
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	142,975
34,117	PUMA BIOTECHNOLOGY, INC.(b)	133,408	89,728
26,280	REVANCE THERAPEUTICS, INC.(b)	356,766	301,432
31,189	RHYTHM PHARMACEUTICALS, INC.(b)	358,270	715,008
15,354	ROCKET PHARMACEUTICALS, INC.(b)	302,659	314,603
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	66,747
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
17,288	SCPHARMACEUTICALS, INC.(b)	$179,065	123,091
4,000	SELECT MEDICAL HOLDINGS CORP.	91,586	101,080
52,695	STAAR SURGICAL CO.(b)	2,658,935	2,117,285
40,252	SUPERNUS PHARMACEUTICALS, INC.(b)	1,363,923	1,109,748
600	TANDEM DIABETES CARE, INC.(b)	12,504	12,462
15,554	TRAVERE THERAPEUTICS, INC.(b)	465,890	139,053
14,883	UROGEN PHARMA LTD.(b)	280,381	208,511
418	US PHYSICAL THERAPY, INC.	32,458	38,343
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,351,576
148,734	VAREX IMAGING CORP.(b)	3,338,564	2,794,712
1,100	VERADIGM, INC.(b)	13,571	14,454
2,500	VERICEL CORP.(b)	60,043	83,800
5,130	VERONA PHARMA PLC ADR(b)(c)(f)	85,761	83,619
110,353	VIEMED HEALTHCARE, INC.(b)	575,900	742,676
15,517	VIR BIOTECHNOLOGY, INC.(b)	229,939	145,394
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	99,097
5,673	ZYNEX, INC.(b)	49,463	45,384
		61,160,019	50,838,854	13.61%
Industrials:
2,550	AAON, INC.	92,593	145,019
500	AAR CORP.(b)	18,655	29,765
8,700	ACUITY BRANDS, INC.	1,293,694	1,481,697
29,351	ADENTRA, INC.(c)	744,094	662,977
62,451	AIR LEASE CORP.	2,223,469	2,461,194
310	ALAMO GROUP, INC.	40,969	53,587
700	ALBANY INTERNATIONAL CORP., CLASS A	55,495	60,396
600	ALLEGIANT TRAVEL CO.	44,820	46,116
17,551	ALLIED MOTION TECHNOLOGIES, INC.	580,569	542,677
60,321	AMERICAN WOODMARK CORP.(b)	4,431,276	4,560,871
34,470	API GROUP CORP.(b)	731,709	893,807
200	APOGEE ENTERPRISES, INC.	7,740	9,416
1,460	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	152,746	225,731
1,766	ARCBEST CORP.	104,075	179,514
1,800	ARCOSA, INC.	108,698	129,420
56,051	ARIS WATER SOLUTIONS, INC., CLASS A	828,583	559,389
18,970	ARMSTRONG WORLD INDUSTRIES, INC.	1,726,196	1,365,840
1,100	ASTEC INDUSTRIES, INC.	35,388	51,821
700	AZZ, INC.	25,907	31,906
2,800	BARNES GROUP, INC.	88,428	95,116
1,177	BOISE CASCADE CO.	67,222	121,278
26,182	BOWMAN CONSULTING GROUP LTD.(b)	347,120	733,881
2,600	BRADY CORP., CLASS A	111,195	142,792
118,890	BRIGHTVIEW HOLDINGS, INC.(b)	1,410,582	921,398
24,526	BWX TECHNOLOGIES, INC.	1,329,318	1,838,959
700	CIRCOR INTERNATIONAL, INC.(b)	11,638	39,025
18,937	CLEAN HARBORS, INC.(b)	2,602,058	3,169,296
1,100	COMFORT SYSTEMS U.S.A., INC.	105,717	187,451
35,707	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,045,056	1,305,448
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	83,786
12,058	DUCOMMUN, INC.(b)	570,259	524,644
843	DXP ENTERPRISES, INC.(b)	19,189	29,454
800	ENCORE WIRE CORP.	91,748	145,968
74,205	ENERPAC TOOL GROUP CORP.	1,507,973	1,961,238
900	ENPRO INDUSTRIES, INC.	77,086	109,071
4,400	ENVIRI CORP.(b)	19,868	31,768
26,623	ESAB CORP.	1,031,392	1,869,467
1,000	ESCO TECHNOLOGIES, INC.	74,760	104,440
3,316	FEDERAL SIGNAL CORP.	119,424	198,065
37,328	FRANKLIN COVEY CO.(b)	1,722,893	1,602,118
169,940	GATES INDUSTRIAL CORP. PLC(b)	2,363,036	1,973,003
1,400	GIBRALTAR INDUSTRIES, INC.(b)	56,403	94,514
24,010	GLOBAL INDUSTRIAL CO.	823,990	804,335
26,805	GMS, INC.(b)	1,226,640	1,714,716
25,840	GORMAN-RUPP (THE) CO.	792,796	850,136
34,842	GRACO, INC.	2,134,929	2,539,285
37,649	GRAHAM CORP.(b)	373,116	624,973
2,431	GRANITE CONSTRUCTION, INC.	64,987	92,427
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
2,600	GREENBRIER (THE) COS., INC.	$70,680	104,000
27,983	HEXCEL CORP.	2,012,617	1,822,813
3,809	HILLENBRAND, INC.	146,006	161,159
53,079	HOWMET AEROSPACE, INC.	1,811,128	2,454,904
1,973	HUB GROUP, INC., CLASS A(b)	129,965	154,959
9,707	ICF INTERNATIONAL, INC.	855,829	1,172,703
131,145	INTERFACE, INC.	1,042,609	1,286,532
144,146	JELD-WEN HOLDING, INC.(b)	1,344,786	1,925,791
8,139	JOHN BEAN TECHNOLOGIES CORP.	1,023,617	855,734
412,772	JOHNSON SERVICE GROUP PLC(c)	782,509	677,427
2,979	KADANT, INC.	640,748	671,913
33,271	KARAT PACKAGING, INC.	672,154	767,229
1,900	KELLY SERVICES, INC., CLASS A	26,974	34,561
411,012	KNIGHTS GROUP HOLDINGS PLC(c)	535,385	468,870
7,606	KORNIT DIGITAL LTD.(b)(c)	205,113	143,829
44,208	MASONITE INTERNATIONAL CORP.(b)	4,207,008	4,121,070
99,843	MASTERBRAND, INC.(b)	883,434	1,213,092
1,500	MATSON, INC.	98,158	133,080
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,981	81,711
2,400	MILLERKNOLL, INC.	35,057	58,680
1,500	MOOG, INC., CLASS A	111,928	169,440
272,361	MRC GLOBAL, INC.(b)	2,432,452	2,791,700
600	MYR GROUP, INC.(b)	57,948	80,856
63,873	NOW, INC.(b)	705,804	758,173
100	NV5 GLOBAL, INC.(b)	9,537	9,623
6,300	OPENLANE, INC.(b)	74,444	93,996
96,313	PGT INNOVATIONS, INC.(b)	1,591,219	2,672,686
3,800	PITNEY BOWES, INC.	9,567	11,476
400	QUANEX BUILDING PRODUCTS CORP.	7,672	11,268
98,053	RADIANT LOGISTICS, INC.(b)	633,746	553,999
164,470	RESIDEO TECHNOLOGIES, INC.(b)	2,835,286	2,598,626
139,290	REV GROUP, INC.	1,480,838	2,228,640
42,945	RUSH ENTERPRISES, INC., CLASS A	814,245	1,753,444
14,458	RXO, INC.(b)	230,373	285,256
15,311	SITEONE LANDSCAPE SUPPLY, INC.(b)	1,891,034	2,502,583
2,700	SKYWEST, INC.(b)	45,446	113,238
1,600	SPX TECHNOLOGIES, INC.(b)	88,269	130,240
600	STANDEX INTERNATIONAL CORP.	52,056	87,414
435,229	STEELCASE, INC., CLASS A	5,449,286	4,861,508
13,734	STERLING INFRASTRUCTURE, INC.(b)	299,035	1,009,174
1,100	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	15,521	16,324
8,500	SUNPOWER CORP.(b)	51,898	52,445
38,390	TECNOGLASS, INC.(c)	1,640,643	1,265,334
124	TENNANT CO.	7,135	9,195
14,846	TEREX CORP.	386,298	855,427
3,000	TRINITY INDUSTRIES, INC.	65,630	73,050
96,258	TRUEBLUE, INC.(b)	1,519,965	1,412,105
400	VERITIV CORP.	48,032	67,560
2,100	WABASH NATIONAL CORP.	33,108	44,352
22,511	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	2,043,210	2,392,244
28,685	WILLDAN GROUP, INC.(b)	1,154,105	586,035
22,490	WOODWARD, INC.	2,084,826	2,794,607
		77,943,779	88,001,270	23.55%
Information Technology:
3,600	A10 NETWORKS, INC.	52,187	54,108
800	ADEIA, INC.	6,456	8,544
14,444	ADTRAN HOLDINGS, INC.	128,091	118,874
1,342	ADVANCED ENERGY INDUSTRIES, INC.	101,891	138,387
900	AGILYSYS, INC.(b)	47,400	59,544
700	ALARM.COM HOLDINGS, INC.(b)	34,067	42,798
200	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	4,954	5,968
216,394	ARLO TECHNOLOGIES, INC.(b)	1,328,819	2,228,858
13,330	ARROW ELECTRONICS, INC.(b)	1,312,456	1,669,449
16,242	ASPEN TECHNOLOGY, INC.(b)	3,097,227	3,317,591
1,312	AVID TECHNOLOGY, INC.(b)	29,931	35,253
51,756	AVNET, INC.	1,933,626	2,494,122
67	AXCELIS TECHNOLOGIES, INC.(b)	3,800	10,924
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,636	BADGER METER, INC.	$154,127	235,371
22,568	BELDEN, INC.	769,805	2,178,940
2,504	BENCHMARK ELECTRONICS, INC.	50,443	60,747
77,810	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	685,316	767,985
13,159	BILL HOLDINGS, INC.(b)	1,005,987	1,428,673
45,781	CAMBIUM NETWORKS CORP.(b)	1,045,297	335,575
110,415	CELESTICA, INC.(b)(c)	797,231	2,707,376
1,917	CERENCE, INC.(b)	31,514	39,049
25,781	CEVA, INC.(b)	1,164,879	499,894
520	CLIMB GLOBAL SOLUTIONS, INC.	21,801	22,365
49,846	CODA OCTOPUS GROUP, INC.(b)	396,328	309,045
2,700	COHU, INC.(b)	73,544	92,988
14,860	CONSENSUS CLOUD SOLUTIONS, INC.(b)	621,372	374,175
1,900	CORSAIR GAMING, INC.(b)	22,922	27,607
3,300	CTS CORP.	98,658	137,742
27,632	DIGI INTERNATIONAL, INC.(b)	685,171	746,064
80,921	DIGITAL TURBINE, INC.(b)	1,467,052	489,572
1,700	DIODES, INC.(b)	111,873	134,028
17,721	DOLBY LABORATORIES, INC., CLASS A	1,363,572	1,404,566
400	DOUBLEVERIFY HOLDINGS, INC.(b)	10,984	11,180
34,091	ELASTIC N.V.(b)	3,389,738	2,769,553
1,000	EPLUS, INC.(b)	41,490	63,520
6,749	EXTREME NETWORKS, INC.(b)	89,817	163,393
100	FABRINET(b)(c)	16,791	16,662
29,254	FD TECHNOLOGIES PLC(b)(c)	664,314	522,405
63,925	GRID DYNAMICS HOLDINGS, INC.(b)	994,426	778,607
74,839	HARMONIC, INC.(b)	964,622	720,700
1,500	ICHOR HOLDINGS LTD.(b)	40,593	46,440
14,066	IMPINJ, INC.(b)	823,908	774,052
1,700	INSIGHT ENTERPRISES, INC.(b)	143,345	247,350
1,700	INTERDIGITAL, INC.	73,063	136,408
2,500	ITRON, INC.(b)	110,376	151,450
50,667	ITURAN LOCATION AND CONTROL LTD.(c)	1,337,049	1,514,943
25,784	KIMBALL ELECTRONICS, INC.(b)	616,253	705,966
5,000	KNOWLES CORP.(b)	64,124	74,050
3,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	123,108	150,753
139,774	LANTRONIX, INC.(b)	733,334	621,994
13,044	LATTICE SEMICONDUCTOR CORP.(b)	840,437	1,120,871
15,300	LIVEPERSON, INC.(b)	54,397	59,517
2,600	LIVERAMP HOLDINGS, INC.(b)	48,085	74,984
67,971	LUNA INNOVATIONS, INC.(b)	515,093	398,310
7,720	MAXLINEAR, INC.(b)	177,753	171,770
18,520	MKS INSTRUMENTS, INC.	1,726,317	1,602,721
20,275	NAPCO SECURITY TECHNOLOGIES, INC.	431,239	451,119
23,811	OKTA, INC.(b)	1,404,983	1,940,835
1,700	ONESPAN, INC.(b)	15,193	18,275
4,469	ONTO INNOVATION, INC.(b)	287,013	569,887
800	OSI SYSTEMS, INC.(b)	59,840	94,432
214,973	PARK CITY GROUP, INC.	1,185,108	1,883,164
1,000	PDF SOLUTIONS, INC.(b)	24,850	32,400
2,200	PHOTRONICS, INC.(b)	32,884	44,462
140	POWER INTEGRATIONS, INC.	8,400	10,683
12,654	PROGRESS SOFTWARE CORP.	566,039	665,347
63,116	RADWARE LTD.(b)(c)	2,129,717	1,067,923
1,800	RAMBUS, INC.(b)	46,397	100,422
20,410	RAPID7, INC.(b)	770,620	934,370
39,896	RED VIOLET, INC.(b)	1,059,826	798,319
3,248	SANMINA CORP.(b)	119,288	176,301
70,627	SCANSOURCE, INC.(b)	2,654,116	2,140,704
10,112	SITIME CORP.(b)	1,259,111	1,155,296
6,223	SOLARWINDS CORP.(b)	52,445	58,745
25,154	SOUNDTHINKING, INC.(b)	728,600	450,257
1,168	SPS COMMERCE, INC.(b)	143,291	199,273
5,905	TTM TECHNOLOGIES, INC.(b)	68,078	76,056
145	ULTRA CLEAN HOLDINGS, INC.(b)	3,816	4,302
86,020	UPLAND SOFTWARE, INC.(b)	936,635	397,412
37,811	VEECO INSTRUMENTS, INC.(b)	836,325	1,062,867
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
58,654	WALKME LTD.(b)(c)	$543,164	556,040
91,666	WEAVE COMMUNICATIONS, INC.(b)	477,440	747,078
36,596	WIX.COM LTD.(b)(c)	5,537,073	3,359,513
		53,628,705	54,069,263	14.47%
Materials:
735	ADVANSIX, INC.	21,577	22,844
123,523	ASPEN AEROGELS, INC.(b)	896,805	1,062,298
4,785	ATI, INC.(b)	128,941	196,903
50,716	AXALTA COATING SYSTEMS LTD.(b)	1,234,484	1,364,260
62	BALCHEM CORP.	7,550	7,690
1,800	CARPENTER TECHNOLOGY CORP.	58,388	120,978
33,558	FMC CORP.	3,969,694	2,247,379
156,130	FORAN MINING CORP.(b)(c)	441,951	426,462
1,800	FUTUREFUEL CORP.	10,948	12,906
16,810	H.B. FULLER CO.	871,400	1,153,334
14,230	HAYNES INTERNATIONAL, INC.	554,264	661,980
15,772	INGEVITY CORP.(b)	787,495	750,905
1,387	INNOSPEC, INC.	121,931	141,751
900	KAISER ALUMINUM CORP.	59,411	67,734
22,680	KOPPERS HOLDINGS, INC.	523,575	896,994
700	MATERION CORP.	55,545	71,337
1,700	MINERALS TECHNOLOGIES, INC.	86,510	93,092
396	O-I GLASS, INC.(b)	6,082	6,625
51,753	OLIN CORP.	1,062,872	2,586,615
112,779	ORION S.A.	1,312,689	2,399,937
700	QUAKER CHEMICAL CORP.	105,692	112,000
1,600	SENSIENT TECHNOLOGIES CORP.	94,877	93,568
8,599	SMITH-MIDLAND CORP.(b)	194,143	162,951
7,900	SUNCOKE ENERGY, INC.	48,141	80,185
492	SYLVAMO CORP.	18,922	21,619
1,500	TIMKENSTEEL CORP.(b)	22,828	32,580
103,201	TRIMAS CORP.	2,854,806	2,555,257
1,900	WARRIOR MET COAL, INC.	55,152	97,052
		15,606,673	17,447,236	4.67%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	55,965
376	AGREE REALTY CORP.	23,983	20,770
2,700	ALEXANDER & BALDWIN, INC.	44,542	45,171
300	AMERICAN ASSETS TRUST, INC.	5,121	5,835
1,900	ANYWHERE REAL ESTATE, INC.(b)	11,826	12,217
5,000	ARMADA HOFFLER PROPERTIES, INC.	50,699	51,200
5,346	CARETRUST REIT, INC.	90,552	109,593
146,871	DIAMONDROCK HOSPITALITY CO.	1,150,240	1,179,374
5,029	ESSENTIAL PROPERTIES REALTY TRUST, INC.	93,408	108,777
3,400	GLOBAL NET LEASE, INC.	34,084	32,674
22,500	HUDSON PACIFIC PROPERTIES, INC.	117,599	149,625
2,434	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	175,268	184,157
15,100	LXP INDUSTRIAL TRUST	139,152	134,390
191	MARCUS & MILLICHAP, INC.	5,730	5,604
4,500	NEXPOINT RESIDENTIAL TRUST, INC.	142,983	144,810
1,000	ORION OFFICE REIT, INC.	6,430	5,210
16,500	OUTFRONT MEDIA, INC.	192,699	166,650
555	REGENCY CENTERS CORP.	24,356	32,989
521	RETAIL OPPORTUNITY INVESTMENTS CORP.	7,344	6,450
31,001	RMR GROUP (THE), INC., CLASS A	768,376	760,145
7,900	RPT REALTY	58,155	83,424
8,100	SAFEHOLD, INC.	141,715	144,180
6,800	SITE CENTERS CORP.	72,391	83,844
2,400	SL GREEN REALTY CORP.	60,029	89,520
1,800	ST. JOE (THE) CO.	57,905	97,794
5,600	TANGER FACTORY OUTLET CENTERS, INC.	78,338	126,560
44,800	UNITI GROUP, INC.	148,965	211,456
4,600	URBAN EDGE PROPERTIES	60,501	70,196
2,500	WHITESTONE REIT	21,804	24,075
		3,833,217	4,142,655	1.11%
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities:
1,655	AMERICAN STATES WATER CO.	$127,894	130,215
5,900	AVISTA CORP.	189,425	190,983
744	CHESAPEAKE UTILITIES CORP.	66,090	72,726
17,367	CONSOLIDATED WATER CO. LTD.(c)	317,490	493,918
900	OTTER TAIL CORP.	66,600	68,328
		767,499	956,170	0.26%
	Sub-total Common Stocks:	365,783,545	362,435,718	97.00%
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(e)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
740,409	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	740,409	740,409
12,254,874	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.22%(h)	12,254,874	12,254,874
	Sub-total Short-Term Investments:	12,995,283	12,995,283	3.48%
	Grand total	$378,778,828	375,431,001	100.48%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2023, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 7.08% of net assets.
(d)	Security is either wholly or partially on loan.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.02% of net assets as of September 30, 2023.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,324,435 with net sales of $69,560 during the nine months ended September 30, 2023.
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund ("Select Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2023.
	Level 1	Level 2	Level 3	Total
Common Stocks	$353,380,010	$9,055,708	$—*	$362,435,718
Escrows	—	—	—*	—
Short-Term Investments	12,995,283	—	—	12,995,283
Total	$366,375,293	$9,055,708	$—	$375,431,001

* Security has been deemed worthless and is a Level 3 investment.
For the Select Equity Fund, the investment value is comprised of equity securities, escrows, and short-term investments. See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at September 30, 2023.
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2023 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
105,231	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$962,380	943,922
54,667	BLACKROCK MUNICIPAL INCOME FUND INC			606,170	554,870
14,351	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			190,922	141,501
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,351,205	914,404
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			370,587	275,082
82,054	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,031,620	720,434
128,111	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,650,396	1,272,142
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			684,813	505,019
66,132	BLACKROCK MUNIYIELD QUALITY FUND II INC			793,094	594,527
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,260,856	917,669
48,128	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			344,865	239,196
177,771	DWS MUNICIPAL INCOME TRUST			2,003,096	1,368,837
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,848,233	1,240,819
158,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,932,487	1,307,788
108,737	INVESCO MUNICIPAL TRUST			1,338,021	906,867
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,279	493,029
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,321,500	1,597,238
70,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			896,688	595,620
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,234,553	848,453
56,334	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			792,918	580,804
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,802,706	2,055,664
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,101,444	761,739
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	856,985
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,955,001	2,125,922
	Sub-total Closed-End Funds:			30,410,535	21,818,531	3.39%
Municipal Bonds:
Alabama
400,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	400,000	327,816
915,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	915,000	703,711
				1,315,000	1,031,527	0.16%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	910
				350,000	910	0.00%
Arizona
2,000,000	ARIZONA BRD OF RGTS UNIV ARIZONA SYS REVENUE	6/1/2046	5.00	2,051,090	2,010,726
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2030	6.75	1,239,818	75,000
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2050	7.75	1,237,783	75,000
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	7/1/2051	6.00	400,000	24,000
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	553,913	378,681
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	900,751	868,720
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	509,486	509,749
2,000,000	PHOENIX AZ CIVIC IMPT CORP WTR SYS REVENUE	7/1/2039	5.00	2,074,256	2,039,318
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	988,427	977,513
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2035	6.25	650,000	650,391
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2057	7.00	650,000	649,930
500,000	TEMPE AZ	1/1/2029	5.00	500,000	506,586
220,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	219,891	188,279
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	501,556	328,766
				12,476,971	9,282,659	1.44%
Arkansas
500,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(b)	9/1/2049	4.50	451,122	451,786
925,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	925,000	616,351
				1,376,122	1,068,137	0.17%
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(e)	8/1/2039	0.00	$2,227,513	2,474,734
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(e)	8/1/2046	0.00	818,281	1,032,213
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	605,135
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(b)	7/1/2033	5.00	970,494	933,714
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	520,401	506,832
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,486,080	1,606,634
250,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	248,045	239,241
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	995,518	1,153,255
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,043,534	1,017,701
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,116	1,057,676
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,408	1,236,574
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,871	751,407
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	998,671	1,220,785
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,152,951	1,346,736
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,606	1,142,089
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,470	1,055,442
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,188	764,766
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,997,960	2,339,371
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	995,508	1,078,892
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	810,888	783,272
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,000,135	1,000,688
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(f)	6/1/2039	4.37	350,000	286,659
970,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(g)	10/15/2042	5.30	976,524	974,911
1,250,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	5.00	1,253,159	1,247,385
2,000,000	SAN JOAQUIN HILLS CA TRANSPRTN CORRIDOR AGY TOLL ROAD REV	1/15/2049	5.25	2,037,088	2,008,246
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,000,547
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	500,846
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,909,076	2,017,285
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(e)	8/1/2041	0.00	853,158	949,387
				30,389,643	32,332,423	5.02%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	969,925	827,290
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,014,056	804,371
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	869,637	654,865
1,400,000	COLLIERS HILL MET DIST #2 CO(h)	12/15/2047	5.75	1,400,000	1,239,373
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(b)	7/1/2043	6.00	1,040,000	983,604
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,958	1,000,873
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	531,099
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	991,433	999,955
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	775,277	496,263
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,719,065	1,063,715
1,485,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,568,887	1,555,468
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,476,194	1,354,785
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,000,000	DENVER CO CITY & CNTY DEDICATED TAX REVENUE	8/1/2042	5.00	$1,039,008	1,008,787
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	971,129
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	894,574	873,286
980,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	980,000	980,195
775,000	GARFIELD/PITKIN/EAGLE CO SCH DIST #RE-1 ROARING FORK	12/15/2043	5.00	817,531	776,441
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	916,039
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	946,977	753,492
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	638,672
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	471,423
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(e)	12/1/2051	0.00	1,754,469	1,220,184
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,758	920,246
184,432	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	184,432
1,373,686	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,324,363	948,021
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	527,684	399,986
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	915,455
500,000	SKY RANCH CMNTY AUTH BRD CO	12/1/2052	5.75	500,000	438,853
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,021,959	811,970
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	836,342
500,000	VERVE MET DIST #1 CO	12/1/2033	5.75	481,291	458,441
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	799,033
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	651,381
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,060,004	956,945
				33,411,190	28,442,414	4.42%
Connecticut
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,010,026	1,654,928
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	586,069	129,808
650,000	STAMFORD CT HSG AUTH(b)	12/1/2027	11.00	650,000	683,452
				3,246,095	2,468,188	0.38%
District of Columbia
3,400,000	DIST OF COLUMBIA	6/1/2038	5.00	3,427,597	3,408,690
1,500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,500,000	1,477,000
495,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	495,000	495,520
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,447
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,358,740
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	855,171
				10,922,597	9,595,568	1.49%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	575,250	395,297
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	385,431
250,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2033	4.50	249,021	238,552
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,015,226	726,505
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2053	5.50	998,453	916,942
495,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	495,000	503,992
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	171,177
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	$1,572,679	1,505,971
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	556,581	361,855
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	511,844	363,595
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	1,512,516	1,112,984
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	468,636	296,638
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	750,000	592,500
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	12/1/2035	6.75	1,745,953	573,125
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	7/1/2037	6.75	750,000	165,000
655,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE	5/1/2032	5.00	657,120	652,439
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	515,170	362,874
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,446	835,519
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,018,914	948,707
559,270	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(c)(d)	5/15/2026	7.25	559,270	30,760
1,304,964	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(c)(d)	5/15/2044	8.13	1,414,997	71,773
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,019,681	726,541
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	933,329
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	479,944
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	835,980	579,839
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,294,205	1,338,695
1,000,000	FLORIDA ST DEV FIN CORP(b)(i)	7/1/2057	7.25	980,143	1,040,000
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)(j)	4/23/2058	6.25	1,986,867	1,939,760
200,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	200,000	189,748
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	889,822
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2051	5.00	1,467,254	1,047,351
590,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	590,000	539,306
985,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	985,000	730,404
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	1,000,000	916,429
510,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	510,000	470,466
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,522,780
1,495,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,495,000	1,381,305
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,039,652	742,748
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	924,686
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,082	533,441
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,982	492,044
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	690,928
2,500,000	HILLSBOROUGH CNTY FL CMNTY INVESTMENT TAX REVENUE	11/1/2023	5.00	2,501,017	2,501,607
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,537	721,168
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,101,670	1,040,714
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,324	591,965
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	817,541
1,750,000	LAKELAND FL HOSP SYS REVENUE	11/15/2045	5.00	1,746,500	1,616,057
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	497,230	462,537
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	$498,863	467,953
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,800	317,967
135,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	134,938	133,816
900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	900,000	905,738
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	977,786
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,605	722,757
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,374	733,606
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	669,893
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	971,297
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	576,051	447,468
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	787,428
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,251,733
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	470,137
245,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	241,694	199,232
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,328	694,209
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,513,833	1,050,027
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,068,088	1,034,066
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,116,556
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	891,761
90,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	90,000	90,245
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	504,312	407,715
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	738,878	723,145
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,528	272,021
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	515,513	360,584
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	507,740	472,925
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2033	5.00	1,009,070	998,140
160,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	160,000	162,931
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
825,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	825,000	734,666
2,000,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	2,000,000	1,924,449
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	505,394
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,401,263	1,401,137
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	505,195	476,438
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,006,731	986,787
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,178,939
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	1,083,821
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,026,357	751,671
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	$2,854,364	1,743,052
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,338	909,832
560,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2043	5.40	560,000	526,549
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	728,800	504,817
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,369	368,718
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,873	363,271
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	535,381	472,841
580,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	576,006	584,565
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	996,978	911,974
375,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	373,935	328,575
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	429,572
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,041,427	731,153
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,414	523,735
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,918	803,834
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,197,966	1,658,522
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,609	146,647
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	418,591	297,593
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	72,695
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	597,657
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(e)	5/1/2040	0.00	105,569	106,531
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,430,193	1,272,397
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,051,382	721,219
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	679,386
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,464	309,171
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,220	920,526
475,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	473,951	474,614
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,109,155
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	780,856	541,077
700,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2054	5.50	693,793	643,882
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2028	4.25	1,000,000	983,644
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2038	4.85	1,000,000	963,508
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	485,702
900,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	904,465	679,419
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,162	655,912
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,090	708,312
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,535	889,212
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,090	697,921
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	$351,276	54,044
				106,556,624	88,318,465	13.72%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	500,000	495,183
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	1,214,505	1,073,361
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,000	1,686,061
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	863,547
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(f)	12/1/2053	5.26	1,000,000	992,936
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	475,776
				6,045,505	5,586,864	0.87%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	119,258
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	468,376
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	593,926
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,027,167	660,654
2,500,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,500,000	2,396,623
2,000,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	2,000,000	1,916,272
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	718,497
				7,971,532	6,873,606	1.07%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,254,029	1,191,678
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,001,593	1,004,143
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,000	1,000,097
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2046	5.00	1,009,877	986,881
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2053	5.50	1,058,669	1,019,250
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	765,381	638,564
500,000	DECATUR IL	3/1/2034	5.00	501,022	501,578
830,000	EVANSTON ILL EDL FAC REV(b)	4/1/2041	4.38	828,467	589,074
1,500,000	ILLINOIS ST	2/1/2039	5.00	1,504,371	1,444,204
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,608,777	1,556,113
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	991,002
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	675,438	675,282
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,598	226,250
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	756,415	714,141
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,414,008	1,198,928
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,527,633	1,132,886
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,021,136	923,461
500,000	ILLINOIS ST FIN AUTH REVENUE(f)(k)	7/15/2055	4.77	500,000	500,000
1,250,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2048	4.75	1,250,000	1,198,303
2,455,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,605,059	2,504,247
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,042,482	1,019,740
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,511,754	1,507,106
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	507,160	505,669
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	862,194
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,081,119	998,941
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	250,000
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	745,908
325,000	S WSTRN IL DEV AUTH REV(c)	10/1/2022	7.00	325,000	260,000
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
1,000,000	UNIV OF ILLINOIS IL REVENUES	4/1/2044	5.00	$1,006,939	957,500
				30,006,927	27,103,140	4.21%
Indiana
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,535,204	1,371,140
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	762,685	551,750
500,000	INDIANA ST FIN AUTH HOSP REVENUE	12/1/2040	5.00	506,624	502,648
625,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	625,000	628,438
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	990,823	1,001,947
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,689,573	1,214,164
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,015,202	919,670
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,377,345
2,500,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	4.70	2,500,000	2,368,008
1,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	1,090,099	1,034,481
2,000,000	INDIANAPOLIS IN LOCAL PUBLIC IMPT BOND BANK	1/1/2031	5.00	2,005,614	1,997,735
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	507,593
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,199	615,427
				15,435,023	14,090,346	2.19%
Iowa
1,500,000	DES MOINES IA	6/1/2040	1.88	1,027,899	908,291
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,624,223	1,104,115
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,091,951	593,885
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	872,386
2,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	2,111,353	2,056,059
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,018,881	971,141
				7,874,307	6,505,877	1.01%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,473	833,312
1,435,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,421,735	1,334,077
				2,352,208	2,167,389	0.34%
Kentucky
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,057,232	1,029,907
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,419,626
1,500,000	KENTUCKY ST HSG CORP SF MTGE	7/1/2043	4.70	1,500,000	1,457,834
				4,045,442	3,907,367	0.61%
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	597,155	514,797
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,056,800	748,030
980,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	980,000	839,129
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	784,851
1,000,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	1,071,819	1,043,976
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	499,500	493,700
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,004,905	980,682
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	600,000	619,000
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,043,574	805,160
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2039	5.50	$600,000	614,091
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.00	900,000	759,599
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.40	650,000	581,566
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2046	4.00	1,150,000	948,234
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	510,227	500,792
335,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(f)	2/15/2036	4.47	335,000	301,559
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,011,874	980,260
				13,260,854	11,515,426	1.79%
Maine
2,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2053	4.70	2,500,000	2,366,479
				2,500,000	2,366,479	0.37%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,349
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	653,575
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	993,385
975,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	1,021,071	978,412
1,500,000	MARYLAND ST STADIUM AUTH REVENUE	5/1/2036	5.00	1,559,598	1,530,769
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	508,792
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	545,000	524,117
				6,125,669	5,689,399	0.88%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(l)	7/1/2031	0.00	740,244	704,270
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	2,537,091
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,511,345	1,536,551
810,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	777,243	784,988
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	801,141
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,448,228	1,090,273
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,708,181	1,031,557
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,087
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,060
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,061
2,025,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,025,000	1,988,857
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	1,958,663
1,000,000	MASSACHUSETTS ST SCH BLDG AUTH SALES TAX REVENUE	8/15/2037	5.00	1,026,023	1,014,356
1,500,000	WALTHAM MA	10/15/2039	2.13	1,103,272	1,014,438
				18,184,536	15,307,393	2.38%
Michigan
770,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	765,023	623,042
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	$652,450	485,788
1,000,000	MICHIGAN ST HSG DEV AUTH MF REVENUE(m)	2/1/2026	5.00	1,012,034	1,003,080
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,449,563
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,043,547	713,377
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	989,744
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	979,331
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,452,616
205,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	205,000	190,411
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,881,262	3,120,818
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	3,724,038
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	5,000,000	4,902,535
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,586,948	1,553,393
330,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)	11/1/2028	6.35	330,000	330,007
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,115,272	1,082,723
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	753,856	753,705
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	820,517	620,902
				29,665,909	23,975,073	3.72%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,802	546,132
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,267,104	1,153,052
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,826	897,436
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	2,065,426	1,982,950
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	805,409	688,561
4,940,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	5,236,695	5,159,860
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,539,974	1,407,203
				12,837,236	11,835,194	1.84%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	431,520
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	943,254
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	2,000,000	1,401,457
				3,500,000	2,776,231	0.43%
Missouri
395,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	391,426	336,839
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,461	14,285
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	890,647	479,427
1,025,000	MISSOURI JT MUNI ELEC UTILITY COMMISSION PWR PROJ REVENUE	12/1/2036	5.00	1,039,965	1,030,476
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,052,132	1,510,220
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,192	979,957
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	705,563
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	4.55	1,000,000	902,157
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.00	1,001,360	986,747
500,000	SAINT LOUIS CNTY MO PATTONVILLE SCH DIST #R-3	3/1/2043	5.25	546,461	524,521
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	$712,212	628,600
				10,005,856	8,098,792	1.26%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	953,608
315,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	315,000	311,250
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	676,814
1,000,000	MONTANA ST BRD OF HSG SF MTGE	6/1/2052	4.55	1,000,000	917,123
				3,315,000	2,858,795	0.44%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,661,013
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	149,635
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	925,471
545,000	OMAHA NE PUBLIC PWR DIST SEPARATE ELEC REVENUE	2/1/2046	5.00	552,649	548,095
				3,622,649	3,290,854	0.51%
Nevada
1,000,000	LAS VEGAS VLY NV WTR DIST	6/1/2046	5.00	1,028,102	1,006,107
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	845,120
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,065,792
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	1,000,000	913,605
				4,758,102	3,830,624	0.60%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,074,443	1,036,328
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,410,802
				2,574,443	2,447,130	0.38%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,041,363	929,257
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	520,743	500,742
1,765,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	1,760,668	1,627,876
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	968,546	945,938
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,864	819,652
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,500,206
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,754,384
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	825,770
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,424	716,869
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	3,848,423
1,485,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,557,060	1,491,530
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	502,664	501,908
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,098,182	880,180
				21,159,514	19,342,735	3.00%
New Mexico
980,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	980,000	912,530
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	487,514	427,604
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,604,381
485,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	489,558	468,410
425,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	425,000	412,155
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,671	541,579
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Mexico (Cont'd):
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	$690,000	591,741
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	586,551
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,396,612	1,042,257
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	679,539
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	758,152
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,251,438
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	834,039
1,500,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,500,000	1,420,304
				14,314,355	11,530,680	1.79%
New York
1,000,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2057	5.25	1,019,664	946,163
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	1,000,000	961,446
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,013
1,830,000	LONG ISLAND NY PWR AUTH ELEC SYS REVENUE	9/1/2044	5.00	1,850,350	1,834,956
610,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	563,052	546,895
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,655	499,717
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,502,275
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	774,330
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	804,394
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,266,026
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,030,188	2,004,967
2,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2041	5.00	2,012,648	1,999,415
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	901,207
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,260,574
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,089
2,930,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	2,930,000	2,410,493
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,065,977
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,456	611,220
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,530,203
985,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	985,000	881,844
5,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	4.80	5,000,000	4,828,511
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,302,592
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	863,397
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	1,885,576
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,246,198	1,204,848
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	7/1/2041	5.00	1,494,660	1,459,881
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2029	3.60	650,000	579,081
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	680,815	510,450
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,616	357,534
				45,253,059	38,044,074	5.91%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,060,490	1,027,362
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Carolina (Cont'd):
1,625,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	$1,625,000	1,627,296
130,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	128,803	120,054
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	1,988,704
2,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	4.40	2,000,000	1,825,029
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,044,974	991,689
				8,359,267	7,580,134	1.18%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	841,737	824,261
410,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	410,801	299,774
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	985,000	819,550
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	678,658
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,029,402	954,820
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	1,086,889	1,035,028
				5,273,829	4,612,091	0.72%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(b)	12/1/2055	4.50	500,000	382,613
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,561,731	1,562,595
865,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	880,632	578,994
1,435,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,497,371	1,169,482
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	584,789
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,397	1,467,966
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(d)	12/1/2037	6.50	750,000	217,500
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,520,703	1,508,374
500,000	OHIO ST HGR EDUCTNL FAC COMMISSION(f)(k)	1/1/2043	4.77	500,000	500,000
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,028,038	1,333,325
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(b)	3/1/2026	6.25	1,000,000	992,897
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	461,018	469,759
3,975,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,975,000	2,604,913
960,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	4.55	960,000	896,398
2,455,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,455,000	2,392,058
495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	495,000	478,940
1,185,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,186,395	1,171,741
625,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	625,000	600,476
3,640,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,661,524	2,407,456
1,955,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,955,000	1,231,676
960,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	1,007,095	963,472
				29,646,904	23,515,424	3.65%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,152,614	1,722,935
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	1,001,331	932,454
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Oklahoma (Cont'd):
1,975,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	$2,110,711	2,076,742
				5,264,656	4,732,131	0.74%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	417,818
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	837,779
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,819,334	1,304,483
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	992,471
785,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	785,000	704,833
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,794	744,167
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	723,728	459,343
				6,768,856	5,460,894	0.85%
Pennsylvania
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	4.49	370,000	328,764
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,560,900	1,552,783
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	512,321	501,688
830,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	831,256	663,882
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,130,746
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,027,217	864,092
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,032,171	1,017,969
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	4.44	500,000	419,195
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,486,000
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,030,475	669,157
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	717,003
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,190,937
675,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	671,969	645,104
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,025,697	1,005,439
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,530	757,633
				15,688,536	12,950,392	2.01%
Puerto Rico
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,462,437	1,380,119
				1,462,437	1,380,119	0.21%
Rhode Island
960,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	952,112	843,724
				952,112	843,724	0.13%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,637	531,884
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	956,350
960,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	960,000	819,499
1,100,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,100,000	823,720
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	1,000,000	979,195
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Carolina (Cont'd):
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	$686,671	441,099
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	855,138
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,006,183	979,905
				7,400,491	6,386,790	0.99%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,343,338
				2,000,000	1,343,338	0.21%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(d)	6/1/2027	6.50	1,000,000	210,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	586,038
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	1
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,863	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
3,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,433,108
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	460,921
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	410,549
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	929,388
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,854,185	2,035,290
800,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	800,000	513,649
500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	500,000	475,558
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	564,948
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,257,459
1,975,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2053	4.70	1,973,781	1,870,726
				15,939,795	11,747,642	1.82%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(n)	8/1/2044	5.00	1,030,283	1,010,531
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,010,738	1,991,178
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,925	750,762
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	633,743	618,621
2,000,000	CRANDALL TX INDEP SCH DIST	8/15/2036	5.00	2,077,301	2,029,427
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,000,133	1,000,857
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	350,789
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,635	479,652
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,053,958	938,855
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	868,818	803,034
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	5.00	1,032,493	1,015,746
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(e)	10/1/2035	0.00	1,497,027	1,608,802
1,125,000	GTR TEXOMA TX UTILITY AUTH CONTRACT REVENUE	10/1/2032	5.00	1,290,713	1,226,081
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,140,086	2,034,513
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(o)	2/1/2027	5.00	1,026,072	1,009,412
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	886,049	864,821
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	954,466
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	$273,000	150,150
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,242	1,026,509
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,967,983	1,916,411
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	432,534	416,332
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,414,881
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,003,931	892,133
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,515	380,422
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,097,334	766,123
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,139,406	741,152
1,029,449	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(f)(p)	11/15/2061	2.00	1,029,449	393,771
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)	12/1/2028	12.00	1,000,000	1,007,776
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	322,500
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,104,197	1,018,770
700,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2039	5.00	694,750	635,672
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2051	5.00	1,990,000	1,677,511
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2040	5.00	275,099	262,723
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2041	5.00	273,777	261,789
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,020,806	1,005,548
1,000,000	SAN ANTONIO TX WTR REVENUE	5/15/2039	5.00	1,025,349	1,005,833
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,000,291
1,000,000	TEXAS ST	10/1/2036	5.00	1,022,504	1,014,333
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,586,362	3,408,364
1,650,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	1,673,394	1,387,898
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	641,387	574,170
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	720,117	681,107
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,538,877	1,514,550
2,455,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,637,258	2,522,459
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,032,261	1,009,463
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,557,674	3,446,214
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	488,701	311,871
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,834,940	3,178,291
				60,365,690	54,032,564	8.39%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,089	696,574
2,000,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.25	2,221,925	2,111,201
1,000,000	JORDAN VLY UT WTR CONSERVANCY DIST WTR REVENUE	10/1/2046	5.00	1,027,945	1,005,959
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,696	630,836
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,030,412	1,355,547
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Utah (Cont'd):
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	$500,000	369,969
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,058,755	1,048,179
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,008,536	1,000,267
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	1,033,430	1,044,200
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,014,393	1,901,232
825,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	825,000	771,431
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,814	733,903
915,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2032	5.25	915,000	884,549
5,296,026	UTAH ST HSG CORP	12/21/2052	6.00	5,489,340	5,281,020
2,424,366	UTAH ST HSG CORP	1/21/2053	6.50	2,525,435	2,502,202
3,980,254	UTAH ST HSG CORP	4/21/2053	5.50	4,070,490	3,845,695
2,983,548	UTAH ST HSG CORP	5/21/2053	6.50	3,103,788	3,079,427
4,012,601	UTAH ST HSG CORP	6/21/2053	6.00	4,108,808	4,001,087
2,756,866	UTAH ST HSG CORP	9/21/2053	6.50	2,842,771	2,846,370
20,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	20,000	20,022
				37,578,627	35,129,670	5.46%
Vermont
415,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	411,817	383,361
				411,817	383,361	0.06%
Virginia
1,500,000	BOTETOURT CNTY VA RSDL CARE FAC REVENUE	7/1/2044	6.00	1,508,065	1,465,076
3,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	3,088,002	3,037,148
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,881
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(l)	9/1/2041	0.00	185,380	1,155
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	9/1/2041	5.63	373,459	122,150
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,000,585
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	604,834
				7,654,906	6,731,829	1.05%
Washington
1,500,000	FRANKLIN CNTY WA SCH DIST #1 PASCO	12/1/2040	5.50	1,730,863	1,643,175
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	688,258	714,541
295,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	295,000	299,734
1,000,000	KING CNTY WA SWR REVENUE	7/1/2036	5.00	1,046,437	1,021,867
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,019,723	978,212
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,365	270,478
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,452	1,145,615
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	507,118
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,000,649
230,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	230,374	233,880
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	522,337	418,652
				9,030,809	8,233,921	1.28%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2048	4.55	1,500,000	1,361,813
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,316,418
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
West Virginia (Cont'd):
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	$1,500,000	1,454,578
				4,885,000	4,132,809	0.64%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2046	0.00	2,143	369
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2047	0.00	2,281	378
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2048	0.00	2,161	349
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2049	0.00	2,074	327
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2050	0.00	1,975	297
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2051	0.00	2,077	304
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)(f)(p)	7/1/2051	3.75	443,916	241,184
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2052	0.00	2,048	288
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2053	0.00	1,958	269
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2054	0.00	1,882	249
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2055	0.00	1,799	232
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2056	0.00	1,722	216
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)	7/1/2056	5.50	104,505	56,390
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2057	0.00	2,469	204
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2058	0.00	1,592	190
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2059	0.00	1,535	178
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2060	0.00	1,481	165
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2061	0.00	1,421	152
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2062	0.00	1,371	143
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2063	0.00	1,315	133
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2064	0.00	1,270	125
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2065	0.00	1,229	115
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2066	0.00	1,190	106
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(l)	1/1/2067	0.00	13,893	1,235
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	523,251	435,597
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,050,666	883,381
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	919,571
120,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	120,171	119,319
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	6/1/2028	3.00	1,250,000	1,134,504
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	11/1/2028	6.25	1,250,000	750,000
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	991,240	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	12/1/2048	5.50	13,694	4,245
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,717,600	1,155,917
475,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	474,740	477,584
1,000,000	RACINE CNTY WI	3/1/2026	4.00	1,000,667	1,000,103
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	520,701	423,169
330,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	335,062	318,117
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	724,959	612,145
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	$1,416,741	1,183,109
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,043,613
				14,488,799	11,378,972	1.77%
	Sub-total Municipal Bonds:			698,024,899	602,259,564	93.56%
Short-Term Investments:
13,389,816	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.22%(q)			13,389,816	13,389,816
	Sub-total Short-Term Investments:			13,389,816	13,389,816	2.08%
	Grand total			$741,825,250	637,467,911	99.03%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	Restricted security that has been deemed illiquid. At September 30, 2023, the value of these restricted illiquid securities amounted to $2,500,000 or 0.39% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 7/1/2030 - 7/1/2051	8/12/2020-6/4/2021	$ 400,000 - 1,237,500
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/2015-1/21/2016	1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/2017	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/2026	12/16/2013	559,270
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/2044	6/27/2017-4/12/2018	1,462,522
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/2027	5/24/2017	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/2037	10/27/2017	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/2046 - 1/1/2067	3/26/2018-3/8/2022	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028-12/1/2048	4/3/2017-3/26/2019	13,694 - 1,250,000

(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Variable or floating rate security. Rate as of September 30, 2023 is disclosed.
(g)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(h)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(i)	Security has converted to a fixed rate as of August 25, 2022, and will be going forward.
(j)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(k)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(l)	Zero coupon bond.
(m)	Security has converted to a fixed rate as of June 21, 2023, and will be going forward.
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
(n)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.
(o)	Security has converted to a fixed rate as of July 1, 2023, and will be going forward.
(p)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(q)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $11,705,149 with net purchases of $1,684,667 during the nine months ended September 30, 2023.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	14.35%
Texas	8.78
Illinois	6.58
New York	6.18
Utah	5.71
California	5.25
Colorado	4.62
Michigan	3.89
Ohio	3.82
New Jersey	3.14
Other	37.68
100.00%
At September 30, 2023, the Clearwater Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	426	$(46,035)	Short	12/19	$895
U.S. Treasury Long Bond	82	(9,330)	Short	12/19	496
Ultra 10-Year U.S. Treasury Note	100	(11,156)	Short	12/19	347
2-Year U.S. Treasury Note	143	(28,988)	Short	12/29	125
5-Year U.S. Treasury Note	263	(27,710)	Short	12/29	281
					$2,144
Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2023.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$21,818,531	$—	$—	$21,818,531
Municipal Bonds
Alabama	—	1,031,527	—	1,031,527
Alaska	—	910	—	910
Arizona	—	9,282,659	—	9,282,659
Arkansas	—	1,068,137	—	1,068,137
California	—	32,332,423	—	32,332,423
Colorado	—	28,442,414	—	28,442,414
Connecticut	—	2,468,188	—	2,468,188
District of Columbia	—	9,595,568	—	9,595,568
Florida	—	88,318,465	—	88,318,465
Georgia	—	5,586,864	—	5,586,864
Idaho	—	6,873,606	—	6,873,606
Illinois	—	27,103,140	—	27,103,140
Indiana	—	14,090,346	—	14,090,346
Iowa	—	6,505,877	—	6,505,877
Kansas	—	2,167,389	—	2,167,389
Kentucky	—	3,907,367	—	3,907,367
Louisiana	—	11,515,426	—	11,515,426
Maine	—	2,366,479	—	2,366,479
Maryland	—	5,689,399	—	5,689,399
Massachusetts	—	15,307,393	—	15,307,393
Michigan	—	23,975,073	—	23,975,073
Minnesota	—	11,835,194	—	11,835,194
Mississippi	—	2,776,231	—	2,776,231
Missouri	—	8,098,792	—	8,098,792
Montana	—	2,858,795	—	2,858,795
Nebraska	—	3,290,854	—	3,290,854
Nevada	—	3,830,624	—	3,830,624
New Hampshire	—	2,447,130	—	2,447,130
New Jersey	—	19,342,735	—	19,342,735
New Mexico	—	11,530,680	—	11,530,680
New York	—	38,044,074	—	38,044,074
North Carolina	—	7,580,134	—	7,580,134
North Dakota	—	4,612,091	—	4,612,091
Ohio	—	23,515,424	—	23,515,424
Oklahoma	—	4,732,131	—	4,732,131
Oregon	—	5,460,894	—	5,460,894
Pennsylvania	—	12,950,392	—	12,950,392
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Puerto Rico	$—	$1,380,119	$—	$1,380,119
Rhode Island	—	843,724	—	843,724
South Carolina	—	6,386,790	—	6,386,790
South Dakota	—	1,343,338	—	1,343,338
Tennessee	—	11,747,642	—	11,747,642
Texas	—	54,032,564	—	54,032,564
Utah	—	35,129,670	—	35,129,670
Vermont	—	383,361	—	383,361
Virginia	—	6,731,829	—	6,731,829
Washington	—	8,233,921	—	8,233,921
West Virginia	—	4,132,809	—	4,132,809
Wisconsin	—	11,378,972	—	11,378,972
Short-Term Investments	13,389,816	—	—	13,389,816
Total	$35,208,347	$602,259,564	$—	$637,467,911
For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$2,143,826	$—	$—	$2,143,826
The futures contracts outstanding at September 30, 2023 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2023 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.	$331,893	251,391
29,184	ANZ GROUP HOLDINGS LTD.	380,372	480,156
16,849	APA GROUP	112,443	89,797
2,554	ASX LTD.	51,631	93,237
36,024	ATLASSIAN CORP., CLASS A(b)	9,058,049	7,259,196
75,937	AURIZON HOLDINGS LTD.	180,375	170,170
445,000	BEACH ENERGY LTD.	647,241	470,291
45,302	BHP GROUP LTD.	1,107,240	1,284,564
49,300	BLUESCOPE STEEL LTD.	459,311	615,690
18,654	BRAMBLES LTD.	73,901	171,685
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	444,198
971	COCHLEAR LTD.	35,893	159,169
21,681	COMMONWEALTH BANK OF AUSTRALIA	891,314	1,381,482
9,576	CSL LTD.	226,091	1,542,860
34,742	DEXUS	176,794	163,340
649,200	EMECO HOLDINGS LTD.	351,482	262,967
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,303,266
19,923	GOODMAN GROUP	57,689	275,998
68,716	GPT GROUP (THE)	176,591	172,701
1,039,600	GRANGE RESOURCES LTD.	584,855	312,747
208,100	HELIA GROUP LTD.	425,619	466,693
126,010	HUB24 LTD.	1,964,044	2,625,756
7,819	MACQUARIE GROUP LTD.	175,414	841,320
174,400	METCASH LTD.	556,523	421,685
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	835,802
403,300	NEW HOPE CORP. LTD.(c)	712,713	1,643,744
17,785	NEWCREST MINING LTD.	171,926	281,711
64,600	NICK SCALI LTD.	464,540	459,605
26,749	NORTHERN STAR RESOURCES LTD.	133,395	179,063
275,600	OCEANAGOLD CORP.	566,164	539,736
378,300	PACT GROUP HOLDINGS LTD.(b)	787,238	169,000
2,468	RAMSAY HEALTH CARE LTD.	49,765	82,269
18,171	RIO TINTO LTD.	570,958	1,335,174
20,500	SANTOS LTD.	45,732	103,806
123,143	SCENTRE GROUP	212,496	195,898
10,274	SEEK LTD.	106,072	145,427
39,820	SONIC HEALTHCARE LTD.	470,951	761,857
57,859	SOUTH32 LTD.	37,235	126,583
473,980	STEADFAST GROUP LTD.	1,894,131	1,718,656
297,819	STOCKLAND	734,663	753,923
75,800	SUPER RETAIL GROUP LTD.	517,213	583,726
26,284	TRANSURBAN GROUP	146,611	214,042
12,261	TREASURY WINE ESTATES LTD.	49,081	97,158
462,400	VICINITY LTD.	579,585	503,975
10,565	WASHINGTON H SOUL PATTINSON & CO. LTD.	183,547	221,015
8,635	WESFARMERS LTD.	249,487	293,357
41,271	WESTPAC BANKING CORP.	580,062	560,697
25,548	WOODSIDE ENERGY GROUP LTD.	510,437	595,231
9,073	WOOLWORTHS GROUP LTD.	201,073	218,596
		29,308,778	33,880,410	3.71%
Austria:
18,200	BAWAG GROUP A.G.(b)(d)	714,959	836,121
1,727	ERSTE GROUP BANK A.G.	28,884	59,660
14,475	EUROTELESITES A.G.(b)	59,355	63,357
3,577	OMV A.G.	129,822	170,805
313	STRABAG S.E. (BEARER)	5,505	12,331
57,900	TELEKOM AUSTRIA A.G.(b)	363,157	403,448
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	607,407
23,500	WIENERBERGER A.G.	561,499	595,417
		2,459,100	2,748,546	0.30%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	293,621
19,000	BPOST S.A.	195,697	104,063
19,702	D'IETEREN GROUP	3,139,996	3,314,420
102,700	ECONOCOM GROUP S.A./N.V.	381,201	270,869
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
434	ELIA GROUP S.A./N.V.	$51,795	42,416
38,644	GROUPE BRUXELLES LAMBERT N.V.	3,321,966	2,872,237
3,576	KBC GROUP N.V.	87,957	222,954
217	SOFINA S.A.	37,602	43,725
14,300	TESSENDERLO GROUP S.A.	622,327	412,668
2,245	UCB S.A.	107,034	183,703
		8,052,482	7,760,676	0.85%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	197,354
173,012	CI&T, INC., CLASS A(b)	2,269,363	1,124,578
928,408	GRUPO SBF S.A.	2,926,277	1,259,660
235,400	ODONTOPREV S.A.	566,205	509,993
174,140	TELEFONICA BRASIL S.A. ADR(e)	1,896,429	1,488,897
501,859	VAMOS LOCACAO DE CAMINHOES MAQUINAS E EQUIPAMENTOS S.A.	1,465,476	973,456
106,600	VIBRA ENERGIA S.A.(b)	500,792	401,244
		9,898,706	5,955,182	0.65%
Canada:
3,840	AGNICO EAGLE MINES LTD.	146,646	174,528
5,359	AIR CANADA(b)	65,966	76,464
85,000	ALGONQUIN POWER & UTILITIES CORP.	624,625	503,200
109,091	ALIMENTATION COUCHE-TARD, INC.	3,155,681	5,540,289
7,866	ALTAGAS LTD.	135,598	150,863
120,200	ARTIS REAL ESTATE INVESTMENT TRUST(c)	1,120,762	571,686
163,600	B2GOLD CORP.	818,860	469,751
6,372	BANK OF MONTREAL	529,066	537,606
8,810	BANK OF NOVA SCOTIA (THE)	350,953	401,648
21,552	BARRICK GOLD CORP.	329,659	313,582
261	BROOKFIELD ASSET MANAGEMENT LTD., CLASS A	7,830	8,702
11,605	BRP, INC. (SUB VOTING)	468,941	878,417
6,515	CAE, INC.(b)	109,270	152,125
5,652	CANADIAN APARTMENT PROPERTIES REIT	174,890	187,589
7,900	CANADIAN NATIONAL RAILWAY CO.	940,871	855,807
4,615	CANADIAN NATURAL RESOURCES LTD.	252,893	298,452
166,668	CANADIAN PACIFIC KANSAS CITY LTD.	7,650,913	12,401,766
7,173	CANADIAN TIRE CORP. LTD., CLASS A	783,882	771,299
18,853	CANADIAN UTILITIES LTD., CLASS A	501,070	398,366
28,399	CARGOJET, INC.(c)	2,478,562	1,882,603
47,300	CASCADES, INC.	494,913	427,293
20,700	CENTERRA GOLD, INC.	168,086	101,195
4,854	CGI, INC.(b)	385,356	478,070
57,700	CI FINANCIAL CORP.(c)	896,767	656,758
307	CONSTELLATION SOFTWARE, INC.	271,176	633,793
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,896	114,811
18,591	DESCARTES SYSTEMS GROUP (THE), INC.(b)	717,307	1,364,503
10,000	DESCARTES SYSTEMS GROUP (THE), INC. (NASDAQ GLOBAL SELECT EXCHANGE)(b)	743,876	733,800
6,582	DOLLARAMA, INC.	86,132	453,483
6,399	EMERA, INC.	261,745	223,405
7,214	ENBRIDGE, INC.	272,366	239,433
72,100	ENERPLUS CORP.	414,689	1,268,684
55,025	EXCHANGE INCOME CORP.	2,198,623	1,816,544
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	271,019
317	FIRSTSERVICE CORP.	37,450	46,108
18,308	FORTIS, INC.	727,467	695,387
1,786	FRANCO-NEVADA CORP.	212,062	238,413
2,479	GFL ENVIRONMENTAL, INC. (SUB VOTING)	63,803	78,718
2,184	GFL ENVIRONMENTAL, INC. (SUB VOTING) (NEW YORK EXCHANGE)	59,481	69,364
2,549	GILDAN ACTIVEWEAR, INC.	73,352	71,397
6,138	HYDRO ONE LTD.(d)	154,425	156,269
19,500	IA FINANCIAL CORP., INC.	882,358	1,223,192
1,503	IGM FINANCIAL, INC.	37,289	38,121
3,196	IMPERIAL OIL LTD.	141,353	196,842
415	INTACT FINANCIAL CORP.	33,776	60,503
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	10,561
42,876	KINROSS GOLD CORP.	152,204	195,515
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
2,635	LOBLAW COS. LTD.	$101,823	223,876
921	LUMINE GROUP, INC.(b)	9,604	13,643
634	MAGNA INTERNATIONAL, INC.	32,119	33,989
14,440	MANULIFE FINANCIAL CORP.	232,014	263,963
3,331	METRO, INC.	71,587	172,994
73,700	MULLEN GROUP LTD.	791,421	728,183
19,328	NATIONAL BANK OF CANADA	618,005	1,283,980
10,766	ONEX CORP.	493,620	632,763
7,493	OPEN TEXT CORP.	205,449	263,004
7,809	PARKLAND CORP.	166,853	228,420
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	498,568
2,253	POWER CORP. OF CANADA	51,403	57,360
150,221	PRAIRIESKY ROYALTY LTD.	2,429,894	2,760,549
41,090	QUEBECOR, INC., CLASS B	926,060	880,640
3,916	RESTAURANT BRANDS INTERNATIONAL, INC.	219,594	260,884
19,784	RIOCAN REAL ESTATE INVESTMENT TRUST	262,184	263,204
11,072	ROYAL BANK OF CANADA	1,017,596	968,136
16,691	SHOPIFY, INC., CLASS A(b)	464,706	910,828
10,500	STELCO HOLDINGS, INC.	316,173	290,127
126,363	SUNCOR ENERGY, INC.	2,605,067	4,345,603
4,185	TC ENERGY CORP.	132,808	144,006
10,940	TELUS CORP.	224,373	178,648
1,358	TFI INTERNATIONAL, INC.	127,516	174,408
34,584	THOMSON REUTERS CORP.	3,771,504	4,230,795
1,036	THOMSON REUTERS CORP. (NEW YORK EXCHANGE)	108,812	126,723
416	TRISURA GROUP LTD.(b)	490	9,228
31,500	WAJAX CORP.	462,770	652,612
34,615	WASTE CONNECTIONS, INC.	4,936,946	4,648,794
537	WEST FRASER TIMBER CO. LTD.	38,544	38,987
1,244	WEST FRASER TIMBER CO. LTD. (NEW YORK EXCHANGE)	94,866	90,240
7,242	WHEATON PRECIOUS METALS CORP.	227,571	293,663
1,466	WSP GLOBAL, INC.	166,444	206,908
		52,387,003	64,313,650	7.05%
Chile:
318,400	CENCOSUD S.A.	432,618	603,729
198,200	VINA CONCHA Y TORO S.A.	327,546	220,419
		760,164	824,148	0.09%
China:
654,000	3SBIO, INC.(b)(d)	426,195	545,492
452,076	ALIBABA GROUP HOLDING LTD.(b)	7,546,380	4,901,134
411,762	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,189,924	1,089,030
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	97,608
860,000	AVICHINA INDUSTRY & TECHNOLOGY CO. LTD., CLASS H	394,096	407,919
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	161,970
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	411,590
299,500	HENGAN INTERNATIONAL GROUP CO. LTD.	2,017,321	955,676
288,874	HUALI INDUSTRIAL GROUP CO. LTD., CLASS A	1,956,928	1,986,727
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	346,574
181,800	SUNRESIN NEW MATERIALS CO. LTD., CLASS A	1,510,048	1,456,678
57,200	TRIP.COM GROUP LTD.(b)	1,173,491	2,018,075
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	306,949
		18,861,954	14,685,422	1.61%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	521,209
		402,293	521,209	0.06%
Denmark:
132,215	ALK-ABELLO A/S(b)	1,866,815	1,481,539
68	AP MOLLER - MAERSK A/S, CLASS A	78,187	120,644
70	AP MOLLER - MAERSK A/S, CLASS B	61,056	126,148
1,300	CARLSBERG A/S, CLASS B	50,752	163,814
1,500	COLOPLAST A/S, CLASS B	27,666	158,277
22,200	D/S NORDEN A/S	318,701	1,235,993
12,005	DANSKE BANK A/S	141,793	279,630
3,896	DEMANT A/S(b)	70,444	161,340
30,780	DSV A/S	3,689,862	5,738,358
9,500	MATAS A/S	145,220	131,160
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
17,179	NOVO NORDISK A/S ADR(e)	$866,824	1,562,258
125,666	NOVO NORDISK A/S, CLASS B	7,155,748	11,431,313
2,460	NOVOZYMES A/S, CLASS B	38,505	99,171
2,787	ORSTED A/S(d)	248,326	151,734
2,802	PANDORA A/S	27,668	288,855
12,200	PER AARSLEFF HOLDING A/S	552,758	558,530
245	ROCKWOOL A/S, CLASS B	37,155	59,112
6,562	SOLAR A/S, CLASS B	419,879	441,733
40,800	SPAR NORD BANK A/S	620,980	632,678
3,250	TOPDANMARK A/S	33,362	141,266
16,220	VESTAS WIND SYSTEMS A/S(b)	150,564	346,205
		16,602,265	25,309,758	2.77%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	251,954
		244,707	251,954	0.03%
Finland:
9,600	CARGOTEC OYJ, CLASS B	522,724	403,504
27,200	KEMIRA OYJ	447,150	423,348
5,584	KESKO OYJ, CLASS B	30,705	99,883
3,256	KONE OYJ, CLASS B	35,674	137,284
23,500	KONECRANES OYJ	864,459	778,709
21,225	NESTE OYJ	67,704	720,793
221,158	NOKIA OYJ	967,445	831,759
625,757	NOKIA OYJ ADR(e)	2,742,122	2,340,331
46,541	NORDEA BANK ABP	419,121	511,431
1,960	ORION OYJ, CLASS B	49,561	76,986
15,829	STORA ENSO OYJ (REGISTERED)	75,698	198,146
11,934	UPM-KYMMENE OYJ	99,929	408,189
38,449	VALMET OYJ	999,027	877,153
		7,321,319	7,807,516	0.86%
France:
4,611	AIR LIQUIDE S.A.	539,629	777,032
10,358	AIRBUS S.E.	325,383	1,385,718
6,173	ALSTOM S.A.	108,951	146,478
14,391	ALTEN S.A.	2,061,199	1,888,853
4,199	ARKEMA S.A.	378,617	414,053
21,399	AXA S.A.	257,534	633,845
15,160	BNP PARIBAS S.A.	712,479	965,130
21,146	CAPGEMINI S.E.	3,293,388	3,671,764
9,832	CARREFOUR S.A.	151,251	169,086
17,497	CIE DE SAINT-GOBAIN	382,786	1,048,220
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	248,999
37,390	COFACE S.A.	449,179	477,360
852	COVIVIO S.A.	39,755	37,800
43,315	CREDIT AGRICOLE S.A.	349,095	533,015
181,899	DANONE S.A.	11,232,535	10,021,892
4,893	DASSAULT SYSTEMES S.E.	167,866	181,916
3,422	EDENRED	102,446	213,808
26,507	ENGIE S.A.	331,812	406,443
591	ESSILORLUXOTTICA S.A.	53,785	102,930
2,180	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	301,642	378,944
2,901	EURAZEO S.E.	76,265	172,814
858	EUROAPI S.A.(b)	11,312	10,812
21,423	GAZTRANSPORT ET TECHNIGAZ S.A.	2,701,112	2,631,855
9,197	GETLINK S.E.	70,409	146,531
376	HERMES INTERNATIONAL S.C.A.	464,612	683,528
3,399	INFOTEL S.A.	145,404	178,327
8,900	IPSEN S.A.	736,413	1,165,704
9,500	KAUFMAN & BROAD S.A.	362,957	276,354
1,026	KERING S.A.	174,510	466,483
671	KLEPIERRE S.A.	8,398	16,428
4,848	LEGRAND S.A.	109,851	444,934
6,263	L'OREAL S.A.	660,831	2,593,755
11,270	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,479,252	8,502,389
58,600	MERCIALYS S.A.	617,151	528,117
14,296	MERSEN S.A.	465,081	571,474
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
14,900	NEXITY S.A.	$742,412	219,678
25,890	ORANGE S.A.	251,572	297,098
2,734	PERNOD RICARD S.A.	171,347	455,104
3,242	PUBLICIS GROUPE S.A.	158,840	244,825
4,530	RENAULT S.A.	108,733	185,481
22,900	REXEL S.A.	437,632	512,524
53,557	SAFRAN S.A.	5,879,225	8,373,852
28,716	SANOFI ADR(e)	1,121,725	1,540,326
278	SCHNEIDER ELECTRIC S.E.	8,838	46,035
48,983	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	6,347,485	8,075,473
14,443	SOCIETE GENERALE S.A.	201,715	349,380
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	182,979
7,150	SODEXO S.A.(b)	647,363	737,187
4,719	SODEXO S.A.(b)	415,153	486,543
42,944	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,698,178	4,422,684
9,802	SOITEC(b)	847,745	1,626,225
51,800	TELEVISION FRANCAISE 1	458,222	396,639
1,413	THALES S.A.	81,763	198,263
35,335	TOTALENERGIES S.E.	1,732,392	2,325,303
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	390,962
10,500	VICAT S.A.	406,419	321,315
7,810	VINCI S.A.	316,569	864,620
22,858	VIVENDI S.E.	184,128	200,565
537	WENDEL S.E.	37,844	42,432
		53,908,786	74,588,284	8.18%
Germany:
20,972	ADIDAS A.G.	2,195,450	3,692,412
7,853	ALLIANZ S.E. (REGISTERED)	680,763	1,872,638
6,098	AURUBIS A.G.	286,000	452,071
10,508	BASF S.E.	428,412	476,984
76,113	BAYER A.G. (REGISTERED)	4,310,975	3,655,701
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	316,172
828	BEIERSDORF A.G.	35,556	106,915
7,564	BRENNTAG S.E.	520,586	587,383
3,380	COVESTRO A.G.(b)(d)	99,223	182,439
23,800	CROPENERGIES A.G.	337,485	199,199
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	180,512
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,469	155,554
4,525	DEUTSCHE BOERSE A.G.	273,151	782,125
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	128,838	177,858
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(d)	673,490	385,925
17,828	DEUTSCHE POST A.G.	210,542	726,607
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	928,805
97,183	EVOTEC S.E.(b)	2,230,876	1,942,273
23,600	FREENET A.G.	557,311	553,601
49,183	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	3,285,510	2,124,263
6,137	FRESENIUS S.E. & CO. KGAA	142,558	191,304
14,238	HAMBURGER HAFEN UND LOGISTIK A.G.	354,630	253,238
2,246	HANNOVER RUECK S.E.	94,321	493,555
4,440	HEIDELBERG MATERIALS A.G.	183,098	344,911
62,491	HENSOLDT A.G.	2,012,993	1,843,602
20,563	INFINEON TECHNOLOGIES A.G.	112,405	681,970
6,898	JOST WERKE S.E.(d)	220,852	331,198
1,916	KION GROUP A.G.	36,282	73,818
9,952	MERCEDES-BENZ GROUP A.G.	550,799	693,178
2,159	MERCK KGAA	96,589	360,857
904	MTU AERO ENGINES A.G.	139,764	164,245
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,205,887
6,900	PUBLITY A.G.(b)(c)	253,482	141,251
34,845	PUMA S.E.	1,581,409	2,168,858
2,462	RHEINMETALL A.G.	290,379	634,758
6,238	RWE A.G.	186,468	231,815
3,657	SAP S.E. ADR(e)	311,122	472,923
45,159	SCHOTT PHARMA A.G. & CO. KGAA(b)	1,326,363	1,510,631
38,242	SCOUT24 S.E.(d)	2,358,915	2,655,527
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
12,193	SIEMENS A.G. (REGISTERED)	$724,684	1,748,029
2,953	SIEMENS HEALTHINEERS A.G.(d)	135,447	149,997
1,130	SILTRONIC A.G.	82,927	96,652
1,829	SYMRISE A.G.	181,019	174,701
17,300	UNITED INTERNET A.G. (REGISTERED)	656,976	370,677
717	VOLKSWAGEN A.G.	93,858	94,495
5,487	ZALANDO S.E.(b)(d)	107,697	122,534
		30,088,703	36,710,048	4.02%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	98,564
		54,075	98,564	0.01%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,782,830
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	125,434
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	615,316
1,520,000	CHINA OVERSEAS PROPERTY HOLDINGS LTD.	1,980,747	1,702,864
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	578,510
48,544	CK ASSET HOLDINGS LTD.	130,843	255,333
20,500	CK HUTCHISON HOLDINGS LTD.	118,979	109,258
2,000	CLP HOLDINGS LTD.	13,542	14,749
998,000	FIRST PACIFIC CO. LTD.	376,906	394,213
988	FUTU HOLDINGS LTD. ADR(b)(e)	35,968	57,116
23,000	GALAXY ENTERTAINMENT GROUP LTD.	67,134	137,577
608,500	GRAND PHARMACEUTICAL GROUP LTD.	389,449	325,600
37,331	HENDERSON LAND DEVELOPMENT CO. LTD.	82,610	97,769
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	439,927
134,000	KINGBOARD HOLDINGS LTD.	630,206	298,545
40,500	LINK REIT	84,196	197,419
46,500	MTR CORP. LTD.	172,190	183,279
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	273,141
37,517	PRUDENTIAL PLC	383,673	403,988
2,786,000	SINOFERT HOLDINGS LTD.(b)	377,076	325,718
1,024,000	SSY GROUP LTD.	465,746	591,353
15,000	SUN HUNG KAI PROPERTIES LTD.	177,504	159,543
11,500	TECHTRONIC INDUSTRIES CO. LTD.	93,938	111,653
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	606,974
469,800	VALUETRONICS HOLDINGS LTD.	216,550	180,561
626,000	VSTECS HOLDINGS LTD.	568,356	351,123
30,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	145,316	115,780
418,000	XINYI GLASS HOLDINGS LTD.	481,711	543,099
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	189,131
		10,045,096	11,167,803	1.22%
Hungary:
68,616	WIZZ AIR HOLDINGS PLC(b)(d)	1,950,913	1,596,881
		1,950,913	1,596,881	0.18%
India:
93,900	AMARA RAJA ENERGY & MOBILITY LTD.	730,323	719,872
140,586	CAMPUS ACTIVEWEAR LTD.(b)	574,368	488,496
511,000	CESC LTD.	527,922	552,233
266,600	FIRSTSOURCE SOLUTIONS LTD.	267,193	536,993
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,138	521,601
478,371	HCL TECHNOLOGIES LTD.	4,024,070	7,096,298
244,636	ICICI BANK LTD. ADR(e)	5,471,811	5,655,984
565,258	INDUS TOWERS LTD.(b)	2,200,790	1,307,203
40,400	JUBILANT PHARMOVA LTD.	278,630	211,481
142,600	KARNATAKA BANK (THE) LTD.	387,774	427,113
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	671,972
108,100	LIC HOUSING FINANCE LTD.	554,741	605,056
150,600	LT FOODS LTD.	166,836	300,760
345,400	MARKSANS PHARMA LTD.	218,954	456,914
342,300	NAVA LTD.	535,317	1,859,603
454,600	NMDC LTD.	552,018	807,362
454,600	NMDC STEEL LTD.(b)	218,274	281,816
182,100	OIL INDIA LTD.	563,046	653,913
349,800	PCBL LTD. /INDIA	562,279	709,162
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
India (Cont'd):
199,800	PETRONET LNG LTD.	$538,925	576,583
460,200	REDINGTON LTD.	919,384	854,701
166,147	UPL LTD.	1,511,799	1,231,356
		21,681,556	26,526,472	2.91%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	754,488
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	239,790
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	468,915
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	205,656
		1,456,280	1,668,849	0.18%
Ireland:
15,616	ACCENTURE PLC, CLASS A	1,784,172	4,795,830
2,899	AERCAP HOLDINGS N.V.(b)	131,933	181,680
41,080	CRH PLC	1,263,466	2,265,774
3,568	DCC PLC	188,706	200,028
141,210	EXPERIAN PLC	2,590,097	4,613,212
2,158	FLUTTER ENTERTAINMENT PLC - CDI(b)	240,212	352,235
36,009	ICON PLC(b)	6,442,740	8,867,216
920	KERRY GROUP PLC, CLASS A	50,283	76,800
17,539	RYANAIR HOLDINGS PLC(b)	235,787	294,874
		12,927,396	21,647,649	2.37%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	432,492
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	283,574
115,300	ICL GROUP LTD.	461,518	638,271
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,051,366
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	331,746
		1,987,349	2,737,449	0.30%
Italy:
416,800	A2A S.P.A.	806,512	740,905
42,000	BANCA IFIS S.P.A.	804,497	725,330
25,272	BANCA MEDIOLANUM S.P.A.	87,322	215,759
51,325	ENEL S.P.A.	241,364	314,942
43,069	ENI S.P.A.	477,488	691,751
30,094	FERRARI N.V.	4,762,362	8,869,183
375,900	IREN S.P.A.	999,472	724,776
2,133	IVECO GROUP N.V.(b)	4,835	19,911
75,670	LEONARDO S.P.A.	606,153	1,090,531
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	591,539
609,000	MFE-MEDIAFOREUROPE N.V., CLASS A	475,447	257,051
910	MONCLER S.P.A.	37,687	52,821
244,500	PIAGGIO & C S.P.A.	596,766	780,542
104,200	PIRELLI & C S.P.A.(d)	506,260	501,047
4,902	PRYSMIAN S.P.A.	148,153	196,666
265,332	TECHNOPROBE S.P.A.(b)	1,771,958	2,081,521
6,336	TENARIS S.A.	83,304	100,115
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	260,684
63,644	UNICREDIT S.P.A.	671,591	1,522,955
71,681	UNIPOL GRUPPO S.P.A.	376,844	387,555
		13,938,110	20,125,584	2.21%
Japan:
30,600	ADEKA CORP.	390,224	523,002
138,000	ADVANTEST CORP.	4,750,709	3,836,271
4,700	AEON CO. LTD.	52,433	93,127
600	AEON REIT INVESTMENT CORP.	728,822	588,142
2,300	AISIN CORP.	37,584	86,872
15,000	AJINOMOTO CO., INC.	116,767	578,103
23,000	ARCS CO. LTD.	480,595	420,134
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	205,628
13,000	ASAHI KASEI CORP.	46,220	81,715
22,100	ASAHI YUKIZAI CORP	276,792	545,797
37,000	ASTELLAS PHARMA, INC.	236,149	511,059
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	91,523
67,400	BAYCURRENT CONSULTING, INC.	1,331,379	2,252,051
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
13,800	BRIDGESTONE CORP.	$205,726	537,866
32,100	BROTHER INDUSTRIES LTD.	541,898	516,897
48,400	BUNKA SHUTTER CO. LTD.	363,296	357,962
1,900	CANON, INC.	42,134	45,911
4,500	CENTRAL JAPAN RAILWAY CO.	103,827	109,420
32,500	CHIBA BANK (THE) LTD.	178,628	235,751
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	418,300
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	254,055
28,400	CREDIT SAISON CO. LTD.	361,395	450,201
27,500	CRESCO LTD.	342,183	325,313
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	220,540
29,100	DAIICHI SANKYO CO. LTD.	150,922	798,673
4,500	DAIKIN INDUSTRIES LTD.	124,473	705,984
29,500	DAITRON CO. LTD.	489,565	595,443
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	198,712
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	536,187
32,800	DENSO CORP.	185,234	526,429
3,300	DENTSU GROUP, INC.	56,753	97,113
3,400	EAST JAPAN RAILWAY CO.	181,974	194,578
3,100	EISAI CO. LTD.	127,178	172,096
40,800	ELEMATEC CORP.	418,802	504,675
34,800	ENEOS HOLDINGS, INC.	122,810	137,282
20,400	EXEDY CORP.	319,517	356,588
13,000	FANUC CORP.	182,941	339,340
3,900	FAST RETAILING CO. LTD.	188,734	849,448
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	239,979
31,700	FUJI CORP.	564,353	492,479
4,700	FUJI ELECTRIC CO. LTD.	61,631	211,986
36,100	FUJI PHARMA CO. LTD.	376,394	281,695
8,700	FUJIFILM HOLDINGS CORP.	163,215	503,737
2,400	FUJITSU LTD.	131,326	282,376
35,800	FURUNO ELECTRIC CO. LTD.	322,070	330,810
20,800	GMO PAYMENT GATEWAY, INC.	1,663,264	1,134,324
28,100	GUNGHO ONLINE ENTERTAINMENT, INC.	437,266	443,392
3,000	HAMAMATSU PHOTONICS K.K.	52,686	126,133
141	HIROSE ELECTRIC CO. LTD.	11,109	16,324
19,000	HITACHI LTD.	295,895	1,177,893
45,600	HONDA MOTOR CO. LTD.	370,123	512,738
5,300	HOYA CORP.	112,594	546,184
72,100	IDOM, INC.	435,748	350,441
40,800	INNOTECH CORP.	377,287	437,019
15,200	INPEX CORP.	144,096	228,113
115,700	INTEGRAL CORP.(b)	1,894,069	1,673,098
18,200	ITOCHU CORP.	192,005	657,570
21,720	ITOHAM YONEKYU HOLDINGS, INC.	686,193	588,437
21,900	JACCS CO. LTD.	467,646	755,741
85,800	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	923,427	1,259,184
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	129,833
14,300	JAPAN TOBACCO, INC.	255,669	329,088
54,200	JEOL LTD.	2,894,491	1,614,707
18,900	KAGA ELECTRONICS CO. LTD.	477,103	819,894
3,500	KAJIMA CORP.	15,004	56,959
26,900	KANAMOTO CO. LTD.	620,666	472,375
57,300	KANDENKO CO. LTD.	547,713	527,789
12,300	KANEKA CORP.	387,968	319,256
2,000	KANSAI PAINT CO. LTD.	10,449	28,583
9,000	KAO CORP.	183,106	334,194
29,762	KDDI CORP.	238,488	911,053
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	83,128
16,724	KEYENCE CORP.	2,326,255	6,215,832
6,000	KIKKOMAN CORP.	52,867	314,633
67,600	KITZ CORP.	466,295	467,783
55,000	KOBE BUSSAN CO. LTD.	1,153,557	1,289,913
22,200	KOHNAN SHOJI CO. LTD.	670,131	579,109
10,100	KOMATSU LTD.	197,184	272,949
22,400	KOMERI CO. LTD.	432,959	472,044
2,300	KONAMI GROUP CORP.	50,313	121,255
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
21,000	KUBOTA CORP.	$129,773	310,630
6,900	KUREHA CORP.	316,117	383,921
400	KYOCERA CORP.	11,033	20,287
5,000	KYOWA KIRIN CO. LTD.	54,616	87,076
13,100	LINTEC CORP.	259,789	209,601
97,300	M&A RESEARCH INSTITUTE HOLDINGS, INC.(b)(c)	2,302,748	2,234,895
4,800	M3, INC.	51,468	87,128
19,100	MARUBENI CORP.	186,544	297,667
6,500	MARUI GROUP CO. LTD.	32,287	105,623
7,700	MAZDA MOTOR CORP.	38,348	87,300
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	1,092,396
4,800	MEIJI HOLDINGS CO. LTD.	38,749	119,325
12,800	MELCO HOLDINGS, INC.	351,215	266,727
61,200	MICRONICS JAPAN CO. LTD.	625,569	870,564
8,700	MINEBEA MITSUMI, INC.	84,406	141,907
597	MIRAI CORP.	328,940	189,326
48,300	MIRAIT ONE CORP	598,489	635,241
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	28,361
17,500	MITSUBISHI CORP.	230,376	833,711
19,400	MITSUBISHI ELECTRIC CORP.	185,711	239,843
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	114,399
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	85,921
1,200	MITSUBISHI HEAVY INDUSTRIES LTD.	45,240	67,231
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	552,884
127,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	634,731	1,078,055
16,600	MITSUI & CO. LTD.	187,177	601,652
7,400	MITSUI CHEMICALS, INC.	87,469	191,812
4,800	MITSUI OSK LINES LTD.	108,940	131,689
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	691,544
26,000	MIZUHO FINANCIAL GROUP, INC.	302,862	440,399
20,400	MUGEN ESTATE CO. LTD.	117,733	149,139
32,400	MURATA MANUFACTURING CO. LTD.	162,615	592,137
20,200	NANTO BANK (THE) LTD.	470,557	358,128
4,500	NEC CORP.	151,340	248,551
6,900	NEXON CO. LTD.	122,522	122,494
16,700	NICHIAS CORP.	297,341	340,848
7,800	NIDEC CORP.	129,234	361,338
16,600	NIKKON HOLDINGS CO. LTD.	337,754	350,906
69,900	NINTENDO CO. LTD.	2,300,273	2,912,051
400	NIPPON EXPRESS HOLDINGS, INC.	11,192	20,871
760,000	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	897,634
9,300	NIPPON YUSEN K.K.	39,009	240,994
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	692,346
5,000	NISSAN CHEMICAL CORP.	50,851	212,547
42,500	NISSAN MOTOR CO. LTD.	138,126	187,468
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	99,689
3,000	NITERRA CO. LTD.	28,359	67,888
2,700	NITORI HOLDINGS CO. LTD.	87,310	302,325
3,200	NITTO DENKO CORP.	77,639	209,779
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	229,427
26,000	NITTO KOGYO CORP.	446,429	623,407
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	622,437
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	255,061
16,000	NSW, INC.	308,868	299,777
7,000	NTT DATA GROUP CORP.	36,519	93,788
27,100	OBAYASHI CORP.	184,757	238,615
51,100	OKAMURA CORP.	721,626	772,428
33,200	OLYMPUS CORP.	211,415	430,142
1,100	OMRON CORP.	31,828	48,997
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	95,899
24,000	ORIENTAL LAND CO. LTD.	113,097	787,884
24,900	PANASONIC HOLDINGS CORP.	190,748	279,988
41,000	PERSOL HOLDINGS CO. LTD.	37,131	66,701
123,100	PLUS ALPHA CONSULTING CO. LTD.	2,503,023	2,307,142
123,000	RAKUS CO. LTD.	1,675,038	1,706,929
2,700	RECRUIT HOLDINGS CO. LTD.	40,141	83,145
9,300	RENESAS ELECTRONICS CORP.(b)	125,942	142,685
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
45,300	RESONA HOLDINGS, INC.	$172,185	250,362
3,600	RINNAI CORP.	52,047	67,408
26,600	RION CO. LTD.	502,380	396,870
1,600	ROHM CO. LTD.	13,823	30,279
17,000	S FOODS, INC.	381,610	380,259
13,620	SBI HOLDINGS, INC.	110,355	286,690
1,200	SECOM CO. LTD.	44,072	81,378
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	182,827
6,000	SEKISUI HOUSE LTD.	44,394	119,466
73,300	SEVEN & I HOLDINGS CO. LTD.	2,598,954	2,870,397
15,600	SHIBAURA MECHATRONICS CORP.	411,582	731,429
10,800	SHIFT, INC.(b)	1,418,314	1,980,861
4,000	SHIMADZU CORP.	25,419	106,229
1,500	SHIMANO, INC.	58,204	202,542
46,000	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,335,122
4,000	SHIONOGI & CO. LTD.	67,679	178,861
5,800	SHISEIDO CO. LTD.	87,058	203,613
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	235,047
900	SMC CORP.	106,941	402,868
23,200	SOFTBANK CORP.	233,056	262,370
36,800	SOFTBANK GROUP CORP.	412,233	1,557,434
33,400	SOJITZ CORP.	711,933	732,104
5,700	SOMPO HOLDINGS, INC.	114,918	243,989
17,200	SONY GROUP CORP.	1,207,916	1,406,989
2,800	SQUARE ENIX HOLDINGS CO. LTD.	122,801	95,933
5,700	SUBARU CORP.	26,572	110,726
17,900	SUMITOMO CORP.	237,245	357,079
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	1,024,235
10,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	308,888	500,036
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	41,564
5,800	SUZUKI MOTOR CORP.	104,611	233,249
34,100	SWCC CORP.	593,339	485,412
2,600	SYSMEX CORP.	51,707	123,994
20,100	T RAD CO. LTD.	425,712	301,628
2,200	TAISEI CORP.	19,821	77,406
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	375,360	440,994
3,600	TDK CORP.	62,321	133,320
11,600	TERUMO CORP.	117,165	307,308
51,400	TOAGOSEI CO. LTD.	437,472	461,941
1,000	TOHO CO. LTD.	13,412	34,115
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	995,862
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	107,478	146,220
9,900	TOKYO ELECTRON LTD.	135,391	1,347,240
8,200	TOKYO GAS CO. LTD.	148,002	186,342
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	583,103
3,000	TOTO LTD.	30,029	77,491
1,000	TOYO SUISAN KAISHA LTD.	25,714	39,211
33,300	TOYOTA BOSHOKU CORP.	638,507	606,980
4,000	TOYOTA INDUSTRIES CORP.	101,266	314,895
90,500	TOYOTA MOTOR CORP.	1,282,111	1,626,218
1,700	TOYOTA TSUSHO CORP.	14,142	99,914
32,900	TPR CO. LTD.	424,011	401,515
21,900	TRANSCOSMOS, INC.	679,057	467,849
900	TREND MICRO, INC.	26,539	34,097
50,900	TSUGAMI CORP.	536,991	394,691
7,700	UNICHARM CORP.	67,055	271,671
800	USS CO. LTD.	3,505	13,228
19,000	VALOR HOLDINGS CO. LTD.	422,334	277,916
34,400	VISIONAL, INC.(b)	1,683,076	1,727,952
23,000	WARABEYA NICHIYO HOLDINGS CO. LTD.	372,710	434,444
3,900	WEST JAPAN RAILWAY CO.	155,776	161,362
2,600	YAKULT HONSHA CO. LTD.	22,252	63,154
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	732,249
4,600	YAMAHA MOTOR CO. LTD.	46,377	120,864
5,000	YASKAWA ELECTRIC CORP.	48,019	180,253
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
10,100	YUASA TRADING CO. LTD.	$293,394	279,294
		79,083,757	107,115,267	11.74%
Jordan:
29,800	HIKMA PHARMACEUTICALS PLC	629,055	759,274
		629,055	759,274	0.08%
Macau:
45,200	SANDS CHINA LTD.(b)	104,151	137,452
		104,151	137,452	0.02%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,379	409,672
274,300	RHB BANK BHD.	377,864	317,055
		715,243	726,727	0.08%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,811	632,780
139,765	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(e)	1,303,046	949,004
107,949	GRUMA S.A.B. DE C.V., CLASS B	1,224,860	1,848,838
202,141	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,969,992	2,193,829
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	410,949
403,376	PROLOGIS PROPERTY MEXICO S.A. DE C.V.	1,338,556	1,387,599
28,213	PROMOTORA Y OPERADORA DE INFRAESTRUCTURA S.A.B. DE C.V.	262,856	252,173
216,829	QUALITAS CONTROLADORA S.A.B. DE C.V.	1,066,330	1,629,250
224,700	REGIONAL S.A.B. DE C.V.	1,800,310	1,613,869
		9,736,542	10,918,291	1.20%
Netherlands:
6,447	ADYEN N.V.(b)(d)	8,967,495	4,778,951
143,900	AEGON N.V.	363,250	693,547
459	AKZO NOBEL N.V.	18,664	33,124
14,126	ASM INTERNATIONAL N.V.	4,271,530	5,899,006
13,954	ASML HOLDING N.V. (REGISTERED)	3,790,212	8,214,162
21,600	ASR NEDERLAND N.V.	788,307	810,713
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,194	673,403
3,610	EXOR N.V.	90,616	320,002
51,500	FORFARMERS N.V.	322,452	134,772
980	HEINEKEN HOLDING N.V.	24,979	73,756
2,822	HEINEKEN N.V.	79,167	248,244
31,004	ING GROEP N.V. ADR(e)	261,928	408,633
4,634	JUST EAT TAKEAWAY.COM N.V.(b)(d)	71,044	57,362
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	532,383
65,970	KONINKLIJKE KPN N.V.	190,999	217,430
306,519	KONINKLIJKE PHILIPS N.V.(b)	6,314,677	6,108,767
24,250	PROSUS N.V.(b)	599,752	714,637
8,117	QIAGEN N.V.(b)	119,395	328,511
209	RANDSTAD N.V.	4,033	11,520
23,800	SIGNIFY N.V.(d)	640,632	636,844
49,916	STELLANTIS N.V.	203,470	957,430
97,212	UNIVERSAL MUSIC GROUP N.V.	2,511,442	2,527,975
6,193	WOLTERS KLUWER N.V.	101,075	750,008
		30,675,694	35,131,180	3.85%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	113,661
		115,879	113,661	0.01%
Norway:
6,359	ADEVINTA ASA(b)	37,714	62,723
30,933	AKER BP ASA	1,041,758	854,898
32,200	ATEA ASA(b)	360,833	402,150
1,222,562	AUTOSTORE HOLDINGS LTD.(b)(d)	1,757,663	1,718,345
41,357	BAKKAFROST P/F	2,089,779	2,107,274
12,068	DNB BANK ASA	82,736	243,066
1,416	EQUINOR ASA ADR(e)	34,019	46,431
65,300	EUROPRIS ASA(d)	420,002	364,268
54,709	KONGSBERG GRUPPEN ASA	2,214,971	2,252,932
23,955	NORSK HYDRO ASA	48,328	150,355
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont'd):
35,300	SPAREBANK 1 SR-BANK ASA	$380,636	404,928
2,400	YARA INTERNATIONAL ASA	55,523	90,897
		8,523,962	8,698,267	0.95%
Poland:
24,000	ASSECO POLAND S.A.	487,128	392,745
37,500	CYFROWY POLSAT S.A.(b)	259,610	103,684
179,720	ORANGE POLSKA S.A.	314,475	307,059
		1,061,213	803,488	0.09%
Portugal:
28,336	EDP - ENERGIAS DE PORTUGAL S.A.	83,675	117,916
14,452	GALP ENERGIA SGPS S.A.	143,129	214,080
9,417	JERONIMO MARTINS SGPS S.A.	105,676	211,347
123,300	NAVIGATOR (THE) CO. S.A.	307,999	464,738
365,400	SONAE SGPS S.A.	405,827	354,666
		1,046,306	1,362,747	0.15%
Russia:
152,020	CIAN PLC ADR(b)(e)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
24,310	HEADHUNTER GROUP PLC ADR(b)(e)(f)	515,030	-
25,740,000	RUSHYDRO PJSC(c)(f)	218,665	-
		3,095,121	-	0.00%
Saudi Arabia:
56,896	ALDREES PETROLEUM AND TRANSPORT SERVICES CO.	1,926,963	2,129,590
33,872	BUPA ARABIA FOR COOPERATIVE INSURANCE CO.	1,697,203	1,878,028
		3,624,166	4,007,618	0.44%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	762,449
779,800	AZTECH GLOBAL LTD.	481,808	458,642
147,000	CAPITALAND ASCENDAS REIT	291,464	295,472
5,000	CITY DEVELOPMENTS LTD.	26,102	24,079
28,200	DBS GROUP HOLDINGS LTD.	158,529	692,437
39,200	KEPPEL CORP. LTD.	150,880	194,562
5,640	KEPPEL REIT	1,183	3,525
16,500	OVERSEA-CHINESE BANKING CORP. LTD.	141,635	154,101
4,931	SEA LTD. ADR(b)(e)	269,692	216,717
748,133	SEATRIUM LTD.(b)	74,131	73,094
51,700	SINGAPORE AIRLINES LTD.	194,072	244,150
13,000	SINGAPORE EXCHANGE LTD.	40,226	92,513
9,500	UNITED OVERSEAS BANK LTD.	119,702	197,764
45,500	UOL GROUP LTD.	221,846	212,650
48,200	VENTURE CORP. LTD.	558,851	436,516
		2,996,090	4,058,671	0.45%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	405,807
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	302,387
45,442	ASTRAL FOODS LTD.	337,713	326,084
42,500	BARLOWORLD LTD.	242,391	194,422
132,200	INVESTEC PLC	773,831	770,852
68,600	OCEANA GROUP LTD.	268,470	273,011
54,187	TELKOM S.A. SOC LTD.(b)	276,428	66,559
5,284	THUNGELA RESOURCES LTD.	1,910	48,198
55,527	TIGER BRANDS LTD.	510,748	449,161
42,500	ZEDA LTD.(b)	47,481	26,048
		3,192,519	2,862,529	0.31%
South Korea:
25,000	DAESANG CORP.	545,401	345,763
20,489	DB HITEK CO. LTD.	270,468	740,426
4,784	DL E&C CO. LTD.	210,584	110,401
1,907	DL HOLDINGS CO. LTD.	140,872	59,777
31,100	DOOSAN BOBCAT, INC.	908,313	1,168,604
9,900	GS HOLDINGS CORP.	371,567	291,654
55,182	HPSP CO. LTD.	1,381,350	1,242,678
9,075	HUONS CO. LTD.	416,763	293,832
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	478,139
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
15,994	HYUNDAI GREEN FOOD/NEW(b)	$265,187	133,202
23,300	JW LIFE SCIENCE CORP.	391,190	228,864
18,600	KC TECH CO. LTD.	295,116	299,592
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	199,683
25,300	KT CORP.	539,161	621,407
64,100	LG UPLUS CORP.	723,972	492,007
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	439,712
4,775	MAEIL DAIRIES CO. LTD.	380,763	152,684
17,812	NAVER CORP.	2,195,643	2,658,049
58,100	PARTRON CO. LTD.	410,902	339,886
202,165	SAMSUNG ELECTRONICS CO. LTD.	7,725,882	10,242,683
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	387,948
14,900	VIEWORKS CO. LTD.	386,364	342,721
39,900	YOUNG POONG PRECISION CORP.	405,022	424,200
10,700	YOUNGONE CORP.	365,651	382,916
		20,038,853	22,076,828	2.42%
Spain:
1,260	ACCIONA S.A.	78,312	160,208
9,041	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	206,316	325,576
1,333	AENA SME S.A.(d)	146,281	200,505
6,379	AMADEUS IT GROUP S.A.	179,436	384,422
76,363	BANCO BILBAO VIZCAYA ARGENTARIA S.A. ADR(e)	369,094	614,722
51,052	BANCO SANTANDER S.A.	144,309	193,864
68,298	BANCO SANTANDER S.A. ADR(e)	211,946	256,801
60,498	CAIXABANK S.A.	164,674	241,984
4,781	CELLNEX TELECOM S.A.(b)(d)	151,731	166,242
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	798,434
10,898	ENAGAS S.A.	184,898	180,345
140,872	FAES FARMA S.A.	588,215	475,863
39	FERROVIAL S.E.	588	1,189
69,814	IBERDROLA S.A.	430,525	779,503
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	464,981
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	320,767
10,622	NATURGY ENERGY GROUP S.A.	164,427	288,478
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	151,521
6,653	REDEIA CORP. S.A.	83,539	104,489
31,112	REPSOL S.A.	268,381	512,153
71,500	TELEFONICA S.A.	252,344	292,566
		5,075,433	6,914,613	0.76%
Sweden:
2,065	ALLEIMA AB	1,539	10,816
22,200	ASSA ABLOY AB, CLASS B	89,466	483,645
288,454	ATLAS COPCO AB, CLASS A	1,842,587	3,864,671
15,920	ATLAS COPCO AB, CLASS B	22,691	185,982
34,700	BILIA AB, CLASS A	639,435	336,917
18,000	BOLIDEN AB	418,169	512,347
80,252	BYGGMAX GROUP AB(b)	455,012	216,440
195,400	CLOETTA AB, CLASS B	556,844	326,647
3,608	ELECTROLUX AB, CLASS B(b)	30,334	37,148
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	38,656
9,604	EPIROC AB, CLASS A	18,146	181,781
4,000	EPIROC AB, CLASS B	7,248	63,958
8,600	ESSITY AB, CLASS B	62,137	185,332
55,778	EVOLUTION AB(d)	7,152,688	5,620,630
370,493	FORTNOX AB	1,939,421	1,971,106
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	144,040
77,603	HEMNET GROUP AB	1,051,549	1,369,474
25,557	HEXAGON AB, CLASS B	56,077	217,514
130,200	HUMANA AB(b)	538,994	317,192
17,500	HUSQVARNA AB, CLASS B	64,201	133,445
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	217,584
43,812	INVESTOR AB, CLASS B	150,033	838,589
49,100	INWIDO AB	276,126	493,116
36,400	KINDRED GROUP PLC SDR	177,628	332,132
7,801	KNOW IT AB	144,666	90,293
14,800	LOOMIS AB	372,004	397,418
44,500	MEKO AB	323,086	386,639
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
163,821	MUNTERS GROUP AB(d)	$1,888,733	2,096,141
365,240	NCAB GROUP AB	2,206,463	1,795,123
4,231	NIBE INDUSTRIER AB, CLASS B	36,600	27,572
144,444	NORDNET AB PUBL	1,745,718	1,898,745
29,428	ORRON ENERGY AB(b)	485,724	19,689
77,000	RESURS HOLDING AB(d)	417,550	165,498
16,008	SANDVIK AB	135,894	293,492
54,844	SDIPTECH AB, CLASS B(b)	1,459,095	1,105,847
84,900	SECURITAS AB, CLASS B	649,198	670,300
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	419,700
2,634	SKANSKA AB, CLASS B	22,223	43,189
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	117,613
13,823	SVENSKA HANDELSBANKEN AB, CLASS A	72,323	122,877
12,741	SWEDBANK AB, CLASS A	176,972	234,563
35,506	TETHYS OIL AB(b)	259,465	178,417
69,292	THULE GROUP AB(d)	1,658,785	1,809,309
31,682	VITEC SOFTWARE GROUP AB, CLASS B	688,984	1,486,340
24,387	VOLVO AB, CLASS B	156,616	501,998
		28,806,800	31,959,925	3.50%
Switzerland:
225,748	ABB LTD. (REGISTERED)	4,650,183	8,067,387
4,727	ALCON, INC.	75,580	365,277
20,169	BACHEM HOLDING A.G.	1,394,087	1,486,933
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	70,217
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	378,180
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	328,912
42,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,994,717	5,145,894
1,200	DORMAKABA HOLDING A.G.	436,003	589,827
11,527	DSM-FIRMENICH A.G.	802,873	973,745
384	DUFRY A.G. (REGISTERED)(b)	8,927	14,613
54,800	EFG INTERNATIONAL A.G.(b)	442,650	621,803
44,301	GARMIN LTD.	4,741,247	4,660,465
990	GEBERIT A.G. (REGISTERED)	85,632	494,239
140	GIVAUDAN S.A. (REGISTERED)	76,496	458,284
237,814	GLOBAL BLUE GROUP HOLDING A.G.(b)	2,124,658	1,445,909
6,900	HELVETIA HOLDING A.G. (REGISTERED)	678,020	966,784
96,840	HOLCIM A.G.(b)	4,815,704	6,200,233
3,711	JULIUS BAER GROUP LTD.	74,659	237,823
6,478	LONZA GROUP A.G. (REGISTERED)	3,186,289	2,997,027
117,259	MEDMIX A.G.(d)	4,422,551	2,971,921
101,207	NESTLE S.A. (REGISTERED)	5,090,750	11,428,435
119,660	NOVARTIS A.G. (REGISTERED)	9,261,329	12,210,576
3,868	NOVARTIS A.G. ADR(e)	312,227	393,994
11,952	ROCHE HOLDING A.G.	1,552,784	3,260,089
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	150,490
3,000	SGS S.A. (REGISTERED)	129,434	251,845
1,696	SIEGFRIED HOLDING A.G. (REGISTERED)(b)	1,384,286	1,452,156
26,307	SIKA A.G. (REGISTERED)	3,648,746	6,667,700
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	309,968
635	SULZER A.G. (REGISTERED)	20,376	60,648
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	462,838
967	SWISS RE A.G.	77,541	99,261
194	SWISSCOM A.G. (REGISTERED)	49,414	115,249
454,649	UBS GROUP A.G. (REGISTERED)	7,317,112	11,237,905
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	797,664
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	389,411
6,700	ZEHNDER GROUP A.G. (REGISTERED)	261,335	393,391
4,209	ZURICH INSURANCE GROUP A.G.	808,513	1,928,721
		62,435,264	90,085,814	9.87%
Taiwan:
140,406	ASIA VITAL COMPONENTS CO. LTD.	526,616	1,487,675
219,000	CHICONY ELECTRONICS CO. LTD.	585,753	785,450
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	308,605
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	485,573
78,537	INNODISK CORP.	450,307	726,020
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
102,000	INSYDE SOFTWARE CORP.	$407,878	465,386
145,000	JARLLYTEC CO. LTD.	327,630	597,942
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	392,892
660,000	POU CHEN CORP.	670,550	585,953
220,000	RADIANT OPTO-ELECTRONICS CORP.	841,929	838,321
105,000	SERCOMM CORP.	398,506	401,925
220,000	SIGURD MICROELECTRONICS CORP.	403,537	391,600
146,000	SINO-AMERICAN SILICON PRODUCTS, INC.	723,315	712,157
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	735,775
157,000	TAIWAN SURFACE MOUNTING TECHNOLOGY CORP.	456,051	447,462
84,369	TOPCO SCIENTIFIC CO. LTD.	263,727	444,318
57,000	UNITED INTEGRATED SERVICES CO. LTD.	402,404	401,479
149,100	USERJOY TECHNOLOGY CO. LTD.	374,944	374,728
187,000	ZHEN DING TECHNOLOGY HOLDING LTD.	694,432	570,593
		9,189,756	11,153,854	1.22%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	175,869
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	151,895
1,424,300	SUPALAI PCL (REGISTERED)	958,379	786,226
		1,568,826	1,113,990	0.12%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	1,037,829
53,800	COCA-COLA ICECEK A.S.	315,265	771,429
270,800	TURKCELL ILETISIM HIZMETLERI A.S.(b)	605,645	526,001
		1,590,429	2,335,259	0.26%
United Kingdom:
27,355	3I GROUP PLC	109,603	688,537
2,834	ADMIRAL GROUP PLC	35,119	81,966
540,200	AIRTEL AFRICA PLC(d)	753,867	823,905
52,849	ANGLO AMERICAN PLC	409,100	1,463,195
6,588	ASHTEAD GROUP PLC	294,400	400,436
136,091	ASSOCIATED BRITISH FOODS PLC	3,192,429	3,420,617
66,527	ASTRAZENECA PLC	8,204,231	8,952,991
489,514	BAE SYSTEMS PLC	5,676,701	5,942,145
113,471	BAKKAVOR GROUP PLC(d)	166,389	131,860
978,924	BALTIC CLASSIFIEDS GROUP PLC	2,192,930	2,321,349
26,000	BANK OF GEORGIA GROUP PLC	447,200	1,165,248
186,343	BARCLAYS PLC	357,496	360,906
14,400	BELLWAY PLC	632,327	400,265
62,893	BERKELEY GROUP HOLDINGS PLC	3,336,564	3,137,094
115,735	BP PLC	603,532	747,283
5,069	BUNZL PLC	39,524	179,912
8,744	BURBERRY GROUP PLC	51,148	202,795
282,181	BYTES TECHNOLOGY GROUP PLC	1,867,302	1,712,782
157,500	CENTRAL ASIA METALS PLC	465,909	361,443
209,855	CNH INDUSTRIAL N.V.	1,975,096	2,542,323
486,716	COMPASS GROUP PLC	7,465,082	11,857,248
23,816	COMPUTACENTER PLC	743,505	732,943
2,276	CRODA INTERNATIONAL PLC	82,788	136,430
20,544	DIAGEO PLC	873,928	757,639
42,240	DIPLOMA PLC	1,322,559	1,543,209
177,500	DIRECT LINE INSURANCE GROUP PLC(b)	614,920	371,689
27,190	DOWLAIS GROUP PLC	31,892	35,538
108,100	DRAX GROUP PLC	316,682	578,300
11,278	ENTAIN PLC	146,379	128,367
40,749	FERGUSON PLC	5,356,492	6,700,181
18,300	FRASERS GROUP PLC(b)	185,881	179,819
14,717	GAMES WORKSHOP GROUP PLC	1,227,852	1,896,495
50,906	GSK PLC	747,876	920,263
46,518	HALEON PLC	141,587	193,030
1,707	HALMA PLC	38,256	40,104
4,854	HARGREAVES LANSDOWN PLC	45,104	45,537
242,382	HSBC HOLDINGS PLC	1,401,351	1,898,828
10,605	IMPERIAL BRANDS PLC	227,928	215,354
50,389	INCHCAPE PLC	357,024	463,871
25,000	INFORMA PLC	150,330	227,809
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
3,162	INTERCONTINENTAL HOTELS GROUP PLC ADR(e)	$155,759	236,359
4,528	INTERTEK GROUP PLC	190,215	226,414
518,146	J SAINSBURY PLC	1,239,535	1,594,150
234,700	JUPITER FUND MANAGEMENT PLC	895,723	274,931
295,800	KINGFISHER PLC	764,284	801,802
92,531	LEGAL & GENERAL GROUP PLC	219,999	249,992
80,708	LIBERTY GLOBAL PLC, CLASS A(b)	2,249,780	1,381,721
57,550	LIBERTY GLOBAL PLC, CLASS C(b)	1,685,769	1,068,128
7,063,985	LLOYDS BANKING GROUP PLC	4,740,781	3,803,719
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	605,333
278,852	M&G PLC	497,048	667,810
370,300	MAN GROUP PLC/JERSEY	651,704	1,006,112
27,190	MELROSE INDUSTRIES PLC	78,639	154,959
456,400	MITIE GROUP PLC	439,408	572,311
7,231	MONDI PLC	114,215	120,628
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	433,204
4	NATIONAL GRID PLC	29	48
1,518	NATIONAL GRID PLC ADR(e)	85,245	92,036
297,247	NATWEST GROUP PLC	420,566	850,528
2,141	NEXT PLC	36,699	189,989
123,700	OSB GROUP PLC	637,568	493,465
199,288	PEARSON PLC	2,080,268	2,108,240
10,230	PHOENIX GROUP HOLDINGS PLC	58,370	59,918
217,800	QINETIQ GROUP PLC	947,859	846,299
9,159	RECKITT BENCKISER GROUP PLC	360,759	647,270
151,700	REDDE NORTHGATE PLC	615,982	624,895
57,235	REDROW PLC	447,916	345,110
384,600	REGIONAL REIT LTD.(d)	487,088	133,400
21,616	RELX PLC	156,210	729,476
183,813	RELX PLC (LONDON EXCHANGE)	2,548,998	6,199,023
120,868	ROLLS-ROYCE HOLDINGS PLC(b)	107,369	324,006
279,784	RS GROUP PLC	3,134,821	2,499,795
24,928	SAGE GROUP (THE) PLC	108,477	300,005
9,979	SCHRODERS PLC	43,138	49,322
16,135	SEGRO PLC	67,053	140,751
97,625	SERCO GROUP PLC	182,201	177,016
4,954	SEVERN TRENT PLC	76,220	142,741
1	SHELL PLC	-	32
29,499	SHELL PLC ADR(e)	1,420,013	1,899,146
414,000	SPEEDY HIRE PLC	294,411	161,391
1,007	SPIRAX-SARCO ENGINEERING PLC	115,138	116,446
7,418	ST. JAMES'S PLACE PLC	82,237	74,823
108,800	STANDARD CHARTERED PLC	699,097	1,005,523
82,413	STHREE PLC	315,585	373,887
12,700	STOLT-NIELSEN LTD.	390,340	367,933
7,240	SYNTHOMER PLC(b)	264,958	20,473
148,000	TP ICAP GROUP PLC	641,118	304,734
126,800	TYMAN PLC	343,290	445,448
155,014	UNILEVER PLC	7,854,276	7,649,654
3,404	UNILEVER PLC ADR(e)	126,859	168,158
8,137	UNITED UTILITIES GROUP PLC	56,989	93,826
2,756	WHITBREAD PLC	54,937	115,935
27,611	WILLIS TOWERS WATSON PLC	6,143,025	5,769,595
94,600	WINCANTON PLC	471,523	313,033
235,716	WISE PLC, CLASS A(b)	1,927,655	1,958,239
2	WPP PLC	15	18
6,965	WPP PLC ADR(e)	266,228	310,500
		100,819,028	115,259,406	12.63%
United States:
23,940	AON PLC, CLASS A	5,562,070	7,761,827
216,993	ARCH CAPITAL GROUP LTD.(b)	7,351,309	17,296,512
12,603	EPAM SYSTEMS, INC.(b)	5,311,399	3,222,461
11,739	LINDE PLC	3,904,341	4,371,017
3,048	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,042,261	3,377,397
57,621	SENSATA TECHNOLOGIES HOLDING PLC	3,138,865	2,179,226
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont'd):
25,661	STERIS PLC	$4,342,348	5,630,537
		31,652,593	43,838,977	4.81%
Uruguay:
11,248	GLOBANT S.A.(b)	1,851,419	2,225,417
3,204	MERCADOLIBRE, INC.(b)	4,546,272	4,062,287
		6,397,691	6,287,704	0.69%
Vietnam:
686,895	FPT CORP.	2,104,948	2,618,224
		2,104,948	2,618,224	0.29%
	Sub-total Common Stocks:	708,616,354	871,265,820	95.50%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,151	239,476
179,200	CIA ENERGETICA DE MINAS GERAIS, 0.46%(g)	357,186	442,425
		707,337	681,901	0.08%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 5.94%(g)	477,638	502,309
		477,638	502,309	0.06%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 9.70%(g)	49,612	142,011
27,400	JUNGHEINRICH A.G., 2.41%(g)	758,041	821,436
330	SARTORIUS A.G., 0.45%(g)	63,895	111,980
2,800	STO S.E. & CO. KGAA, 0.24%(g)	304,841	384,173
1,044	VOLKSWAGEN A.G., 8.05%(g)	131,516	120,202
		1,307,905	1,579,802	0.17%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.65%(g)	3,317,974	3,224,362
		3,317,974	3,224,362	0.35%
	Sub-total Preferred Stocks:	5,810,854	5,988,374	0.66%
Rights:
United Kingdom:
43,440	SYNTHOMER PLC(b)	454,449	16,695
		454,449	16,695	0.00%
	Sub-total Rights:	454,449	16,695	0.00%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Participatory Notes:
United Kingdom:
244,577	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/23(b)	2,722,979	4,117,774
		2,722,979	4,117,774	0.45%
	Sub-total Participatory Notes:	2,722,979	4,117,774	0.45%
Short-Term Investments:
6,578,525	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(h)	6,578,525	6,578,525
29,563,008	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.22%(i)	29,563,008	29,563,008
	Sub-total Short-Term Investments:	36,141,533	36,141,533	3.96%
	Grand total	$753,746,169	917,530,196	100.57%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.05% of net assets as of September 30, 2023.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,771,623 with net purchases of $6,791,385 during the nine months ended September 30, 2023.
At September 30, 2023, the industry sectors for the Clearwater International Fund ("International Fund") were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.04%
Consumer Discretionary	13.00
Consumer Staples	8.08
Energy	3.24
Financials	16.95
Health Care	11.76
Industrials	20.03
Information Technology	14.20
Materials	6.11
Real Estate	1.50
Utilities	1.09
100.00%
At September 30, 2023, the International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.04%
United States Dollar	16.29
British Pound	12.64
Japanese Yen	12.15
Swiss Franc	9.37
Other currencies	28.51
100.00%
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Fair value is an estimate of the price the International Fund  would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2023.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,259,196	$26,621,214	$—	$33,880,410
Brazil	2,613,475	3,341,707	—	5,955,182
Canada	26,053,128	38,260,522	—	64,313,650
Denmark	1,562,258	23,747,500	—	25,309,758
Finland	2,340,331	5,467,185	—	7,807,516
France	2,764,056	71,824,228	—	74,588,284
Germany	472,923	36,237,125	—	36,710,048
Hong Kong	57,116	11,110,687	—	11,167,803
India	5,655,984	20,870,488	—	26,526,472
Ireland	13,844,726	7,802,923	—	21,647,649
Mexico	949,004	9,969,287	—	10,918,291
Netherlands	8,622,795	26,508,385	—	35,131,180
Norway	46,431	8,651,836	—	8,698,267
Russia	—	—	—*	—
Singapore	216,717	3,841,954	—	4,058,671
Spain	871,523	6,043,090	—	6,914,613
Switzerland	6,500,368	83,585,446	—	90,085,814
United Kingdom	10,925,643	104,333,763	—	115,259,406
United States	43,838,977	—	—	43,838,977
Uruguay	6,287,704	—	—	6,287,704
All other countries	—	242,166,125	—	242,166,125
Participatory Notes	—	4,117,774	—	4,117,774
Preferred Stocks	—	5,988,374	—	5,988,374
Rights	—	16,695	—	16,695
Warrants	—	—	—*	—
Short-Term Investments	36,141,533	—	—	36,141,533
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Total	$177,023,888	$740,506,308	$—	$917,530,196

* Security has been deemed worthless and is a Level 3 investment.
For the International Fund, the investment value is comprised of equity securities, rights, warrants, participatory notes and short-term investments. See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at September 30, 2023.
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2023 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
66	(Continued)